N-2 - USD ($)			3 Months Ended	12 Months Ended
		Oct. 25, 2023	Jun. 30, 2021 [9]	Jun. 30, 2023	Jun. 30, 2022	Mar. 31, 2021	[9]
Cover [Abstract]
Entity Central Index Key		0001783964
Amendment Flag		false
Document Type		424B3
Entity Registrant Name		Accordant ODCE Index Fund
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]
Class Y
Shareholder Transaction Expenses
Maximum sales load (as a percentage of the offering price)(1)	None
Maximum Dealer Manager Fees (as a percentage of the offering price)(1)	None

Other Transaction Expenses [Abstract]
Annual Expenses [Table Text Block]

Annual Expenses (Percentage of Net Assets Attributable to Shares)
Management Fee(2)	0.60%
Servicing Fee(3)	None
Interest payments on borrowed funds(4)	0.12%
Other Expenses(5)(6)	6.39%
Fees Waived and/or Expenses Reimbursed(7)	(5.89%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.22%

1	Alps Distributors, Inc. (the “Distributor”) is the principal underwriter and distributor of the Fund and serves in that capacity on a best efforts basis, subject to various conditions. Shares may be offered through Selling Agents that have entered into selling agreements with the Distributor. Class Y Shares are not subject to a sales load or dealer manager fee; however, investors could be required to pay brokerage commissions on purchases and sales of Class Y Shares to their Selling Agents. Investors should consult with their Selling Agents about the sales load and any additional fees or charges their Selling Agents might impose on each class of shares.

2	Pursuant to the Investment Advisory Agreement, the Adviser receives a Management Fee, calculated monthly and payable in arrears by the end of the following month by the Fund, at an annual rate equal to 0.60% of the net assets of the Fund. The Adviser will, in turn, pay the Sub-Adviser a Sub-Adviser Management Fee for services provided under the Sub-Advisory Agreement. The Sub-Adviser Management Fee will be paid by the Adviser out of the Management Fee. The Sub-Adviser Management Fee is calculated monthly and payable in arrears by the end of the following month.

3	The Distributor will receive ongoing shareholder servicing fees of 0.25% per annum (the “Servicing Fee”) payable monthly with respect to Class A Shares. No ongoing servicing or recordkeeping fees are currently paid with respect to Class Y Shares. The Servicing Fee is governed by the Fund’s Distribution and Service Plan.

4	Interest payments on borrowed funds are estimated based on the interest rate currently in effect with respect to the credit facility and includes the ongoing commitment fees payable under the terms of the credit facility. See “Investment Objective and Strategies — Leverage.” The actual amount of interest expense borne by the Fund will vary over time in accordance with the level of the Fund’s use of liquidity measures, subject to the limitations of the 1940 Act on borrowings; these estimated interest payments assume the use of leverage for 20% of the year. No amounts have been drawn to date or are outstanding at the time of filing.

5	“Other Expenses” are estimated based on average Fund net assets of approximately $29.3 million as of March 31, 2024 and anticipated expenses. “Other Expenses” include professional fees, preferred share dividends, offering expenses and other expenses, including, without limitation, filing fees, printing fees, administration fees, custody fees, trustee fees, insurance costs and financing costs. Any offering expenses will be amortized over a 12-month period.

6	Amount shown does not include the indirect fees and expenses of the Underlying Funds that comprise the NFI-ODCE Index, in which the Fund invests. These Underlying Funds typically invest in interests in real estate, including mortgages and other interests therein, through entities qualifying as real estate investment trusts, or “REITs,” for federal income tax purposes. The fees and other expenses charged by such Underlying Funds (as disclosed by the Underlying Fund Managers to such funds), typically range between 0.35% and 1.50%. These fees and expenses represent the operating expenses of the Underlying Funds (e.g., management fees, administration fees and professional and other direct, fixed fees and expenses of such Underlying Funds). The fees and expenses are estimated based, in large part, on the operating history of the Underlying Funds, which may change substantially over time and, therefore, significantly affect such expenses. Actual fees and expenses may be greater or less than those shown.

7	The Adviser, the Sub-Adviser and the Fund have entered into an expense limitation and reimbursement agreement (the “Operating Expense Limitation Agreement”) under which the Adviser has contractually agreed, through September 11, 2025, to waive its fees and to pay or absorb the organizational and offering-related expenses of the Fund (the “O&O Expenses”) and the ordinary operating expenses of the Fund (excluding non-administrative expenses incurred by the Fund, including but not limited to (i) interest payable on debt, (ii) federal, state, local and foreign taxes, (iii) the Management Fee charged by the Adviser pursuant to the Investment Advisory Agreement, (iv) brokerage fees and commissions and other costs and expenses relating to the acquisition and disposition of Fund investments, (v) non-routine expenses or extraordinary expenses not incurred in the ordinary course of the Fund’s business, such as litigation expenses (vi) distribution and servicing fees payable to participating broker-dealers, and (vii) platform fees, service fees, administrative fees or similar fees or expenses charged to the Fund by third-party broker-dealers, distribution platforms or custodians in connection with investor positions in the Fund (“Operating Expenses”) that exceed 0.50% of the Fund’s net assets (the “Expense Limitation”), as determined as of the end of each calendar month). In consideration of the Adviser’s agreement to limit the Fund’s expenses, the Fund has agreed to repay the Adviser in the amount of any fees the Adviser previously waived or Fund O&O Expenses or Operating Expenses reimbursed, subject to the limitations that: (1) the payment will be made if payable not more than three years from the date incurred with respect to O&O Expenses and Operating Expenses; (2) the reimbursement may not be made if it would cause the expense limitation then in effect or in effect at the time of the waiver to be exceeded; and (3) the reimbursement is approved by the Fund’s Board of Trustees (the “Board”). In addition to the foregoing, amounts payable to the Sub-Adviser that were waived and/or reimbursed by the Sub-Adviser under any of the Fund’s prior Operational Expense Limitation Agreements with the Sub-Adviser (“Prior Operating Expenses”) and the Fund’s prior Organizational and Offering Expense Limitation Agreement with the Sub-Adviser (“Prior O&O Expenses”) will be payable to the Sub-Adviser. The Fund has agreed to pay the Sub-Adviser in the amount of any fees that the Sub-Adviser previously waived or deferred under the prior Operational Expense Limitation Agreement and prior Organizational and Offering Expense Limitation Agreement, subject to the limitations that: (1) the payment will be made if payable not more than three years from the date incurred with respect to Prior O&O Expenses and Prior Operating Expenses; (2) the reimbursement may not be made if it would cause the expense limitation then in effect or in effect at the time of the waiver to be exceeded; and (3) the reimbursement is approved by the Board.

Other Annual Expenses [Abstract]
Purpose of Fee Table , Note [Text Block]

This table illustrates the fees and expenses of the Fund that you will incur if you buy and hold the Fund’s Shares. The following table has been prepared using the Fund’s average net assets of approximately $29.3 million as of March 31, 2024.

Basis of Transaction Fees, Note [Text Block]		as a percentage of the offering price
Other Expenses, Note [Text Block]		“Other Expenses” are estimated based on average Fund net assets of approximately $29.3 million as of March 31, 2024 and anticipated expenses. “Other Expenses” include professional fees, preferred share dividends, offering expenses and other expenses, including, without limitation, filing fees, printing fees, administration fees, custody fees, trustee fees, insurance costs and financing costs. Any offering expenses will be amortized over a 12-month period.
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]

INVESTMENT OBJECTIVE AND STRATEGIES

Benefits of Investing in Real Estate

The Adviser believes that allocating a portion of your investment portfolio to Underlying Funds which invest in real estate may provide you with a steady source of income, broader portfolio diversification than the average investor, and a hedge against inflation and attractive risk-adjusted returns based on historical information for this asset class. There is no guarantee that the Fund’s investments will provide these benefits.

Investment Objective

The Fund’s investment objective is to employ an indexing investment approach that seeks to track the NCREIF Fund Index – Open End Diversified Core Equity (the “NFI-ODCE Index”) on a net-of-fee basis while minimizing tracking error. There can be no assurance that the Fund will achieve its investment objective.

Investment Strategies

The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in real estate investment vehicles that comprise the NFI-ODCE Index (the “Eligible Component Funds”). This policy is subject to change only upon 60 days’ prior notice to shareholders. In addition to Eligible Component Funds, the Fund may invest in other Underlying Funds that focus on real estate investments. The Fund may also invest in cash equivalents, short-term investments (including money market instruments, U.S. government securities, commercial paper, certificates of deposit, repurchase agreements and other high-quality debt instruments among other instruments), or other liquid securities that will facilitate the achievement of the investment objective. There can be no assurance the Fund will achieve its investment objective.

The Fund will not invest more than 15% of its net assets in private funds that rely on Section 3(c)(1) or Section 3(c)(7) under the 1940 Act or collateralized fund obligations backed by such private funds.

Summary of the Investment Process

The Fund anticipates investing, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in Eligible Component Funds that comprise the NFI-ODCE Index. There can be no assurance the Fund will achieve its investment objective.

Portfolio Weighting and Investment Process

The Adviser has determined that the best index available as a benchmark for the Fund is the NFI-ODCE Index, for reasons previously discussed. The biggest determining factors being the wide use of the NFI-ODCE Index by potential investors and the overall market acceptance of this index. The Fund’s investment objective is to seek to track the NFI-ODCE Index on a net-of-fee basis while minimizing tracking error.

Temporary Strategies

Pending investment in portfolio assets consistent with the Fund’s investment objective and strategies, the Fund may invest in cash equivalents, U.S. government securities, including bills, notes and bonds differing as to maturity and rates of interest that are either issued or guaranteed by the Treasury or by U.S. government agencies or instrumentalities, money market funds, repurchase agreements, fixed income securities, traded real estate-related securities, certificates of deposit issued against funds deposited in a bank or a savings and loan association, commercial paper, bankers’ acceptances, bank time deposits, securities issued or guaranteed by the federal government or any of its agencies, or any state or local government, high-quality debt securities or any other securities or cash equivalents that the Advisers consider appropriate, which the Fund refers to, collectively, as temporary investments. There is no percentage restriction on the proportion of the Fund’s assets that may be invested in such temporary investments.

It is impossible to predict when, or for how long, the Fund will use these alternative strategies. There can be no assurance that such strategies will be successful.

Allocation of Investment Opportunities

Certain other existing or future funds, investment vehicles and accounts managed by one or more of the Advisers and their respective affiliates invest in securities, properties and other assets in which the Fund seeks to invest. Such investments are subject to restrictions on co-investments imposed by the 1940 Act that may result in the Fund potentially not receiving co-investment opportunities. The Adviser’s allocation policy is subject to the limitations on co-investments imposed by the 1940 Act. The Adviser’s and the Sub-Adviser’s respective allocation policies are designed to fairly and equitably distribute investment opportunities over time among funds or pools of capital managed by such Adviser and its affiliates. The Adviser’s allocation policy provides that once an investment has been approved it will be allocated to the funds or other pools of capital that have investment strategies suitable for such investment opportunity. If an investment opportunity is suitable for more than one fund or pool of capital, each suitable fund or pool of capital will receive a share of the investment based on its desired hold amount. Determinations as to desired hold amounts are based on such factors as, without limitation: investment objectives and focus, target investment sizes, available capital, the timing of capital inflows and outflows and anticipated capital commitments and subscriptions, liquidity profile, applicable concentration limits and other investment restrictions, mandatory minimum investment rights and other contractual obligations applicable to participating funds and pools of capital, portfolio diversification, tax efficiencies and potential adverse tax consequences, regulatory restrictions applicable to participating funds and pools of capital, policies and restrictions (including internal policies and procedures) applicable to the participating funds and pools of capital, the avoidance of odd-lots or cases where a pro rata or other defined allocation methodology would result in a de minimis allocation to any participating funds and pools of capital, the potential dilutive effect of a new position, the overall risk profile, targeted leverage levels and targeted return of a portfolio, and the potential return available from a debt investment as compared to an equity investment. The outcome of this determination will result in the allocation of all, some or none of an investment opportunity to the Fund. Allocation of identified investment opportunities among the Fund, the Advisers and other investment vehicles advised or managed by the Adviser or Sub-Adviser presents inherent conflicts of interest where demand exceeds available supply. Each Adviser believes it is likely that there will be an overlap of investment opportunities for the Fund and other investment vehicles or proprietary accounts advised or managed by such Adviser, and the Fund’s share of investment opportunities may be materially affected by competition from such other investment vehicles or proprietary entities. Investors should note that the conflicts inherent in making such allocation decisions will not always be resolved in favor of the Fund.

Subject to applicable law, affiliates of the Adviser or the Sub-Adviser may, from time to time, invest in one of the Fund’s portfolio investments and hold a different class of securities than the Fund. To the extent that an affiliate of one or more of the Advisers holds a different class of securities than the Fund, its interests might not be aligned with ours. Notwithstanding the foregoing, the relevant Adviser will act in the best interest of the Fund in accordance with its fiduciary duty to the Fund. As a registered closed-end management investment company, the Fund will generally be limited in its ability to invest in any investment in which the Advisers or any of their affiliates currently has an investment or to make any co-investments with the Advisers or their affiliates without an exemptive order from the SEC, subject to certain exceptions. Absent co-investment relief, if a negotiated investment opportunity that the Fund cannot participate with affiliated funds in without co-investment relief is appropriate for both the Fund and one or more other funds, investment vehicles and accounts managed by one or more of the Advisers (or an affiliate of such Advisers), the investment opportunity will not be shared and the Fund will receive all or none of the investment opportunity, on a basis that fairly and equitably distributes investment opportunities over time taking into consideration whether the Fund, any other fund, investment vehicle and account managed by such Adviser or affiliates of the Adviser has a particular focus with respect to such investment opportunity. Additionally, certain investment opportunities that may be appropriate for the Fund may be allocated to other existing or future funds, investment vehicles and accounts managed by the Adviser, the Sub-Adviser or their respective affiliates.

Risk Factors [Table Text Block]

RISKS

Investment in the Fund involves a high degree of risk and, therefore, is suitable only for sophisticated investors for whom such an investment is not a complete investment program and who are capable of evaluating the risks of the Fund and bearing the risks it represents. There can be no assurance that the Fund will be able to achieve its investment objective or that Shareholders will receive a return on their capital. Investment results may vary substantially. Investors should carefully consider the following information together with the rest of the information contained in the Fund Documents and consult with their own advisors before making a decision to purchase the Shares. The risk factors delineated below, however, do not purport to be a complete explanation of the risks involved in making an investment in the Fund. References to the NFI-ODCE Index also apply to the NFI-ODCE Index X.

Risks Related to the Fund’s Business And Structure

The Fund will be managed exclusively by the Adviser and Sub-Adviser.

The Adviser, as the investment adviser of the Fund, and under the supervision of the Board, will have discretion over the investment of the funds committed to the Fund as well as the ultimate realization of any profits. As such, the pool of funds in the Fund represents a blind pool of funds. Shareholders will be relying on the Adviser to conduct the business as contemplated by this Prospectus.

Shareholders will have no opportunity to control the day-to-day operation, including investment and disposition decisions, of the Fund.

The Adviser, under the supervision of the Board, will have sole discretion in structuring, negotiating and purchasing, financing, monitoring and eventually divesting investments made by the Fund. Consequently, Shareholders will not be able to evaluate for themselves the merits of particular investments prior to the Fund making such investments. Accordingly, Shareholders will rely exclusively on the ability of the Adviser to select and manage such investments.

The loss of key employees of the Adviser may have a detrimental impact on the Fund, its financial conditions and results of operations.

The Fund’s success depends in substantial part upon the skill and expertise of the Adviser and the employees employed by the Adviser. The loss of any of the Adviser’s key employees would likely have a significant detrimental effect on the Fund’s business, financial condition and results of operations. In particular, a loss of key personnel could cause the Fund to be unable to achieve its investment objective, or to suffer a material deviation in performance from the NFI-ODCE Index that the Fund tracks.

The Investment Advisory Agreement and Administration Agreement may be terminated by either party without penalty upon not more than 60 days written notice to the other party.

Both the Investment Advisory Agreement and Administration Agreement have termination provisions that allow the parties to terminate the agreements without penalty. For example, the Investment Advisory Agreement may be terminated at any time, without penalty, by the Adviser upon 60 days’ notice to the Fund. If either agreement is terminated, it may adversely affect the quality of the Fund’s investment opportunities. In addition, in the event such agreements are terminated, it may be difficult for the Fund to replace its Adviser or appoint a new Administrator.

The Board may modify or waive the Fund’s current operating policies and strategies without prior notice or shareholder approval, the effects of which may be adverse.

The Board has the authority to modify or waive the Fund’s current operating policies, investment criteria and strategies without prior notice and without Shareholder approval. The Fund cannot predict the effect any changes to its current operating policies, investment criteria and strategies would have on its business, net asset value, operating results or the value of its shares. However, the effects might be adverse, which could negatively impact the Fund’s ability to pay Shareholders distributions and cause a Shareholder to lose all or part of his or her investment. Moreover, the Fund will have significant flexibility in investing the net proceeds of any offering and may use the net proceeds in ways with which Shareholders may not agree. Finally, since the Shares are not listed on a national securities exchange, Shareholders will be limited in their ability to sell their shares in response to any changes in the Fund’s operating policies, investment criteria or strategies.

Each Shareholder will bear its share of the expenses of the Fund. Fees and expenses of the Fund will generally be paid regardless of whether the Fund produces positive investment returns.

The Fund is required to pay the Adviser a management fee in connection with its management of the Fund’s portfolio. In addition, the Fund will bear all of the other expenses associated with its operation, including its allocable share of overhead and the compensation of personnel retained by the Adviser to provide administrative services to the Fund. As a result, the Fund, and indirectly its Shareholders, will bear a material amount of expenses in connection with the Fund’s operation. To the extent the Fund is unable to achieve sufficiently positive returns to offset such expenses, the Fund may be required to use existing assets to pay its expenses, which could reduce its net asset value and materially and adversely affect its financial condition and results of operations.

The Investment Advisory Agreement provides that the Adviser and its officers, directors, controlling persons and any other person or entity affiliated with it acting as the Fund’s agent shall be entitled to indemnification.

The Adviser and its officers, directors, controlling persons and any other person or entity affiliated with it acting as the Fund’s agent shall be entitled to indemnification (including reasonable attorneys’ fees and amounts reasonably paid in settlement) for any liability or loss suffered by the Adviser or such other person, and the Adviser and such other person shall be held harmless for any loss or liability suffered by the Fund, if (i) the Adviser has determined, in good faith, that the course of conduct which caused the loss or liability was in the Fund’s best interests, (ii) the Adviser or such other person was acting on behalf of or performing services for the Fund, (iii) the liability or loss suffered was not the result of negligence or misconduct by the Adviser or an affiliate thereof acting as the Fund’s agent, and (iv) the indemnification or agreement to hold the Adviser or such other person harmless is only recoverable out of the Fund’s net assets and not from the Shareholders.

The forum selection clause included in the Fund’s Declaration of Trust may hinder the ability of Shareholders to bring claims resulting from their investment in the Fund in a jurisdiction of their choosing.

The Fund’s Declaration of Trust includes a forum selection provision that generally requires that any claims brought by Shareholders be made in the Court of Chancery of the State of Delaware, or, if that Court does not have subject matter jurisdiction, any other court in the State of Delaware with subject matter jurisdiction. While such forum selection clause is not applicable to claims brought under federal securities laws, as Section 44 under the 1940 Act generally provides that federal courts shall have exclusive jurisdiction for any suits or actions brought to enforce any liability or duty created under the 1940 Act, the forum selection clause included in the Fund’s Declaration of Trust will likely make it more difficult for a Shareholder to successfully pursue litigation against the Fund or those covered by the Fund’s forum selection clause in another jurisdiction, including one that may be more favorable to such Shareholder. In addition, to the extent an active trading market for the Fund’s shares develops in the future, the existence of a forum selection clause may discourage certain investors from acquiring the Fund’s shares, which may hinder the price at which they trade.

The Fund will be subject to a variety of litigation risks, particularly if one or more of its investments face financial or other difficulties.

Legal disputes involving any or all of the Fund, the Adviser, its respective members or any of their respective affiliates may arise from the foregoing activities and any other activities relating to the operation of the Fund (or such other persons or other entities) and could have a significant adverse effect on the Fund. In addition, the provision of managerial assistance and/or control with respect to an investment (or a related portfolio company (as discussed above)) exposes the Fund to potential liability. Although such investment or portfolio company may have insurance to protect board of director members (or other analogous persons) from such liability, such insurance may not be obtained by all of the investments or portfolio companies and/or may be insufficient if obtained.

Changes in laws or regulations governing the Fund’s operations may adversely affect the Fund’s business or cause the Fund to alter its business strategy.

The Fund, and the Eligible Component Funds in which the Fund invests, will be subject to regulation at the local, state and federal level. New legislation may be enacted or new interpretations, rulings or regulations could be adopted, including those governing the types of investments the Fund is permitted to make, any of which could harm the Fund and Shareholders, potentially with retroactive effect.

Additionally, any changes to the laws and regulations governing the Fund’s operations relating to permitted investments may cause the Fund to alter its investment strategy to avail itself of new or different opportunities. Such changes could result in material differences to the Fund’s strategies and plans as set forth in this Prospectus and may result in the Fund’s investment focus shifting from the areas of expertise of the Adviser to other types of investments in which the Adviser may have less expertise or little or no experience. Thus, any such changes, if they occur, could have a material adverse effect on the Fund’s results of operations and the value of a Shareholder’s investment.

Regulations governing the Fund’s operation as a registered closed-end management investment company affect the Fund’s ability to raise additional capital and the way in which it does so. As a registered closed-end management investment company, the necessity of raising additional capital may expose the Fund to risks.

Under the provisions of the 1940 Act, the Fund will be permitted, as a registered closed-end management investment company, to issue senior securities representing indebtedness so long as its asset coverage ratio with respect thereto, defined under the 1940 Act as the ratio of the Fund’s gross assets (less all liabilities and indebtedness not represented by senior securities) to its outstanding senior securities representing indebtedness, is at least 300% after each issuance of such senior securities. In addition, the Fund will be permitted to issue additional shares of preferred shares so long as its asset coverage ratio with respect thereto, defined under the 1940 Act as the ratio of the Fund’s gross assets (less all liabilities and indebtedness not represented by senior securities) to its outstanding senior securities representing indebtedness, plus the aggregate involuntary liquidation preference of its outstanding senior securities that are equity, is at least 200% after each issuance thereof. If the value of the Fund’s assets declines, the Fund may be unable to satisfy these tests. If that happens, the Fund may be required to sell a portion of its investments in Eligible Component Funds and, depending on the nature of its leverage, repay a portion of its indebtedness or redeem outstanding senior securities that are equity, in each case, at a time when doing so may be disadvantageous. Also, any amounts that the Fund uses to service its indebtedness or preferred dividends would not be available for distributions to the Fund’s common shareholders. Furthermore, as a result of issuing senior securities, the Fund would also be exposed to typical risks associated with leverage, including an increased risk of loss. If the Fund issues preferred shares, the preferred shares would rank “senior” to Shares in its capital structure, preferred shareholders would have separate voting rights on certain matters and might have other rights, preferences, or privileges more favorable than those of the Fund’s common shareholders, and the issuance of shares of preferred shares could have the effect of delaying, deferring or preventing a transaction or a change of control that might involve a premium price for holders of the Shares or otherwise be in a Shareholder’s best interest.

The Fund will not generally be able to issue and sell shares at a price below net asset value per share. The Fund may, however, sell its shares at a price below the then-current net asset value per share if the Board determines that such sale is in the best interests of the Fund and Shareholders, and Shareholders approve such sale. In any such case, the price at which the Fund’s securities are to be issued and sold may not be less than a price that, in the determination of the Board, closely approximates the market value of such securities (less any distributing commission or discount). If the Fund raises additional funds by issuing more shares, then the percentage ownership of Shareholders at that time will decrease, and Shareholders may experience dilution.

The Fund will be prohibited under the 1940 Act from participating in certain transactions with its affiliates without the prior approval of the SEC.

Any person that owns, directly or indirectly, 5% or more of the Fund’s outstanding voting securities will be an affiliate of the Fund for purposes of the 1940 Act and the Fund will generally be prohibited from buying or selling any securities from or to such affiliate. The 1940 Act also prohibits certain “joint” transactions with certain of its affiliates, which could include investments in the same portfolio company (whether at the same or different times), without prior approval of the SEC. If a person acquires more than 25% of the Fund’s voting securities, the Fund will be prohibited from buying or selling any security from or to such person or certain of that person’s affiliates, or entering into prohibited joint transactions with such persons, absent the prior approval of the SEC. Similar restrictions limit the Fund’s ability to transact business with its officers or directors or its affiliates. As a result of these restrictions, the Fund may be prohibited from buying or selling any security from or to any portfolio company of an investment fund managed by the Adviser or its affiliates without the prior approval of the SEC, which may limit the scope of investment opportunities that would otherwise be available to the Fund. In addition, as a result of the foregoing restrictions, the Fund may in certain cases agree to waive certain voting rights with respect to the Fund’s investments in Eligible Component Funds in order to preserve the Fund’s ability to purchase and redeem interests in such Eligible Component Funds.

Efforts to comply with the Sarbanes-Oxley Act will involve significant expenditures, and non-compliance with such regulations may adversely affect the Fund.

The Fund will be subject to the Sarbanes-Oxley Act and the related rules and regulations promulgated by the SEC. The Fund will be required to periodically review its internal control over financial reporting, and evaluate and disclose changes in its internal controls over financial reporting. This process will also result in a diversion of management’s time and attention. The Fund cannot be certain as to the timing of the completion of its evaluation, testing and remediation actions or the impact of the same on its operations and the Fund may not be able to ensure that the process is effective or that its internal controls over financial reporting are or will be effective in a timely manner. In the event that the Fund is unable to develop or maintain an effective system of internal controls and maintain or achieve compliance with the Sarbanes-Oxley Act and related rules, the Fund may be adversely affected.

The impact of financial regulation on the Fund is uncertain.

In light of recent prior conditions in the U.S. and global financial markets and the U.S. and global economy, legislators and regulators remain focused on the regulation of the financial services industry. The Dodd-Frank Wall Street Reform and Consumer Protection Act, or the “Dodd-Frank Act,” institutes a wide range of reforms that have had an impact on all financial institutions. Many of the requirements called for in the Dodd-Frank Act will continue to be implemented over time, most of which continue to be subject to implementing regulations over the course of several years. Given the uncertainty associated with the manner in which the provisions of the Dodd-Frank Act will continue to be implemented by the various regulatory agencies and through regulations, the full impact such requirements will have on the Fund’s business, results of operations or financial condition remains unclear. The changes resulting from the Dodd-Frank Act may require the Fund to invest significant management attention and resources to evaluate and make necessary changes in order to comply with new statutory and regulatory requirements. Failure to comply with any such laws, regulations or principles, or changes thereto, may negatively impact the Fund’s business, results of operations and financial condition. While the Fund cannot predict what effect any changes in the laws or regulations or their interpretations would have on the Fund as a result of the Dodd-Frank Act, these changes could be adverse to the Fund and the Shareholders.

The Fund may face increasing competition for investment opportunities in Eligible Component Funds, which could delay deployment of its capital, reduce returns and result in losses.

The Fund may compete for investments with other investment companies and investment funds, as well as traditional financial services companies such as commercial banks and other sources of funding. Moreover, alternative investment vehicles, such as hedge funds, may invest in the same Eligible Component Funds. As a result of these new entrants, competition for investment opportunities in Eligible Component Funds may intensify. Many of the Fund’s competitors are substantially larger and have considerably greater financial resources than the Fund, which may better position them to acquire available Eligible Component Funds rather than the Fund. Furthermore, many of the Fund’s competitors have greater experience operating under, or are not subject to, the regulatory restrictions that the 1940 Act will impose on the Fund as a registered closed-end management investment company, which may impact their relative ability to close new investments in Eligible Component Funds versus the Fund.

The Fund may be more susceptible than a diversified fund to being adversely affected by any single corporate, economic, political or regulatory occurrence.

The Fund is classified as “non-diversified” under the 1940 Act. As a result, the Fund can invest a greater portion of its assets in obligations of a single issuer than a “diversified” fund. The Fund may therefore be more susceptible than a diversified fund to being adversely affected by any single corporate, economic, political or regulatory occurrence. The Fund has a fundamental policy to invest, under normal circumstances, more than 25% of its total assets in real estate-related investments, including real estate investment vehicles that in turn hold real estate-related investments, or companies that otherwise operate in the real estate industry. In addition, the Fund’s focus on investments in REITs in accordance with its investment objective and strategies makes the Fund vulnerable to a downturn in the real estate sector generally, or to specific events or circumstances, including a rise in borrowing costs for real estate assets, that may materially and adversely impact the real estate investment sector. Any such impact on the real estate investment sector would likely materially and adversely affect the Fund’s results of operations and financial condition.

Risks Related to an Investment In Shares

An investment in the Fund is subject to investment risk, including significant loss of the principal amount invested.

An investment in the Fund represents an indirect investment in the securities owned by the Fund. The value of these securities, like other market investments, may move up or down, sometimes rapidly and unpredictably. Real estate-related investments may be more volatile and/or lower than other segments of the securities market. In addition, the Fund’s investments will be illiquid, which may hinder the Fund’s ability to dispose of poorly performing assets in a timely manner, and which may correspondingly limit liquidity for the Shareholders.

An investment in the Fund has limited liquidity because Shareholders will generally have only limited rights to redeem capital from the Fund.

Shareholders will have limited rights to redeem capital from the Fund. As a result, a Shareholder that desires to liquidate his or her investment in the Fund may be unable to do so within a given timeframe, if at all. Therefore, Shareholders must be prepared to bear the financial risks of an investment in shares of the Fund for an indefinite period of time.

There is a risk that Shareholders may not receive distributions or that distributions may not grow over time.

The Fund makes distributions to Shareholders out of assets legally available for distribution. There is no assurance that the Fund will achieve investment results that will allow it to make a specified level of cash distributions or year-to-year increases in cash distributions. In addition, due to the asset coverage test applicable to the Fund as a registered closed-end management investment company, the Fund may be limited in its ability to make distributions.

The amount of any distributions the Fund may make is uncertain, and any distributions will be authorized in the sole discretion of the Board. Distribution proceeds may exceed the Fund’s earnings, particularly during the period before the Fund has substantially invested the net proceeds. Therefore, portions of the distributions that the Fund makes may be a return of the money that a Shareholder originally invested and represent a return of capital for tax purposes.

The Fund, subject to authorization by the Board, declares distributions on a quarterly basis and pay distributions on a quarterly basis. The Fund will pay these distributions to Shareholders out of assets legally available for distribution. While the Adviser may agree to limit the Fund’s expenses to ensure that such expenses are reasonable in relation to the Fund’s income, there can be no assurance that the Fund will achieve investment results that will allow it to make a targeted level of cash distributions or year-to-year increases in cash distributions. The Fund’s ability to pay distributions might be adversely affected by, among other things, the impact of one or more of the risk factors described in this Prospectus. In addition, the inability to satisfy the asset coverage test applicable to the Fund as an investment company may limit the Fund’s ability to pay distributions. All distributions will be paid at the sole discretion of the Board and will depend on the Fund’s earnings, financial condition, maintenance of REIT status, compliance with applicable investment company regulations and such other factors as the Board may deem relevant from time to time. There can be no assurance that the Fund will pay distributions to its Shareholders in the future. In the event that the Fund encounters delays in locating suitable investment opportunities, the Fund may pay all or a substantial portion of its distributions from the proceeds of the offering or from borrowings in anticipation of future cash flow, which may constitute a return of capital. Such a return of capital is not immediately taxable, but reduces a Shareholder’s tax basis in the Fund’s shares, which may result in a Shareholder recognizing more gain (or less loss) when its shares are sold. Distributions from the proceeds of the Fund’s offering or from borrowings also could reduce the amount of capital the Fund ultimately invests in its investments.

Uncertainty relating to the London Interbank Offered Rate (“LIBOR”) calculation process may adversely affect the value of the Fund’s portfolio of Eligible Component Funds and Short-Term Investments.

The Fund’s investments, payment obligations and financing terms may be based on floating rates, such as certain London Interbank Offer Rates (collectively, “LIBOR”), Secured Overnight Financing Rate (“SOFR”), Euro Interbank Offered Rate and other similar types of reference rates (each, a “Reference Rate”). Certain LIBORs were generally phased out by the end of 2021, and some regulated entities have ceased to enter into new LIBOR-based contracts beginning January 1, 2022. On March 15, 2022, the Adjustable Interest Rate (LIBOR) Act was signed into law. This law provides a statutory fallback mechanism on a nationwide basis to replace LIBOR with a benchmark rate that is selected by the Board of Governors of the Federal Reserve System and based on SOFR, which measures the cost of overnight borrowings through repurchase agreement transactions collateralized with U.S. Treasury securities for certain contracts that reference LIBOR and contain no, or insufficient, fallback provisions. It is expected that implementing regulations in respect of the law will follow. Although the transition process away from LIBOR has become increasingly well-defined in advance of the anticipated discontinuation date, there remains uncertainty regarding the future use of LIBOR, and the nature of any replacement rate. However, it is possible that the most widely used LIBORs may continue until mid-2023. As such, the potential effect of a transition away from LIBOR on the Fund or the LIBOR-based instruments in which the Fund invests cannot yet be determined, and it is not possible to completely identify or predict any establishment of alternative Reference Rates or any other reforms to Reference Rates that may be enacted in the UK or elsewhere.

The termination of certain Reference Rates presents risks to the Fund. The elimination of a Reference Rate or any other changes or reforms to the determination or supervision of Reference Rates could have an adverse impact on the market for or value of any securities or payments linked to those Reference Rates and other financial obligations held by the Fund or on its overall financial condition or results of operations. In addition, any substitute Reference Rate and any pricing adjustments imposed by a regulator or by counterparties or otherwise may adversely affect the Fund’s performance and/or NAV. The transition process away from LIBOR may involve, among other things, increased volatility or illiquidity in markets for instruments that currently rely on LIBOR. The transition process may also result in a reduction in the value of certain instruments held by the Fund or reduce the effectiveness of related Fund transactions. While some instruments in which the Fund invests may contemplate a scenario where LIBOR is no longer available by providing for an alternative rate setting methodology, not all instruments in which the Fund invests may have such provisions and there is significant uncertainty regarding the effectiveness of any such alternative methodologies. Any potential effects of the transition away from LIBOR on the Fund or on financial instruments in which the Fund invests, as well as other unforeseen effects, could result in losses to the Fund. Since the usefulness of LIBOR as a benchmark or reference rate could deteriorate during the transition period, these effects could occur prior to and/or subsequent to mid-2023.

The risks set out above are heightened with respect to investments in LIBOR-based products that do not include a fall back provision that addresses how interest rates will be determined if LIBOR stops being published. Other important factors include the pace of the transition, the specific terms of alternative Reference Rates accepted in the market, the depth of the market for investments based on alternative reference rates, and the Adviser’s ability to develop appropriate investment and compliance systems capable of addressing alternative Reference Rates.

Alteration of the terms of a debt instrument or a modification of the terms of other types of contracts to replace LIBOR or another interbank offered rate (“IBOR”) with a new reference rate could result in a taxable exchange and the realization of income and gain/loss for U.S. federal income tax purposes. The IRS has issued final regulations regarding the tax consequences of the transition from IBOR to a new reference rate in debt instruments and non-debt contracts. Under the final regulations, alteration or modification of the terms of a debt instrument to replace an operative rate that uses a discontinued IBOR with a qualified rate (as defined in the final regulations) including true up payments equalizing the fair market value of contracts before and after such IBOR transition, to add a qualified rate as a fallback rate to a contract whose operative rate uses a discontinued IBOR or to replace a fallback rate that uses a discontinued IBOR with a qualified rate would not be taxable. The IRS may provide additional guidance, with potential retroactive effect.

Payment for repurchased Shares may require the Fund to liquidate portfolio holdings earlier than the Adviser otherwise would liquidate such holdings, potentially resulting in losses, and may increase the Fund’s portfolio turnover.

Quarterly repurchases by the Fund of its Shares typically will be funded by available cash. However, payment in cash for repurchased Shares may require the Fund to liquidate securities of Eligible Component Funds earlier than the Adviser would otherwise liquidate such holdings. Such liquidation could potentially result in losses as the Fund may not be able to sell such holdings at their carrying value. Repurchases of Shares will tend to reduce the number of outstanding Shares and, depending upon the Fund’s investment performance, its net assets. A reduction in the Fund’s net assets may increase the Fund’s expense ratio, to the extent that additional Shares are not sold. In addition, the repurchase of shares by the Fund may be a taxable event to Shareholders.

The Fund (a) may not be able to invest in certain Eligible Component Funds that are oversubscribed or closed, (b) may be able to allocate only a limited amount of assets to an Eligible Component Fund or (c) may have to wait a significant amount of time before the Eligible Component Fund has the capacity to accept the Fund’s subscription.

To the extent the Fund is unable to invest or limited in its ability to invest in certain Eligible Component Funds, the Fund may not be able to track the NFI-ODCE Index and may allocate a greater portion of its investments to certain other Eligible Component Funds than it otherwise would if the limits above did not exist. Investments in certain Eligible Component Funds may be subject to lock-up periods, during which the Fund may not redeem its investment. The Fund may invest a substantial portion of its assets in Eligible Component Funds that follow a particular type of investment strategy, which may expose the Fund to the risks of that strategy. Most of the Fund’s assets will be priced in the absence of a readily available market and may be priced based on determinations of fair value, which may prove to be inaccurate.

Some of the Eligible Component Funds have made an election to be treated as a REIT for federal tax purposes or operate subsidiaries that have made such an election. Consequently, the tax risks described below under “Material Federal Income Tax Risks” also apply to these Eligible Component Funds or their subsidiaries.

The Fund will seek to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in the Eligible Component Funds that comprise the NFI-ODCE Index. In addition to Eligible Component Funds, the Fund may invest in other Underlying Funds that focus on real estate investments.

There are only a limited number of Eligible Component Funds that comprise the NFI-ODCE Index. As a consequence, the performance of the Fund may be adversely affected by the unfavorable performance of a particular Eligible Component Fund. The performance of the Fund will also be dependent on the performance of the Eligible Component Funds, so the Fund will be relying on the investment management skills and expertise of the managers of the Eligible Component Funds.

The Fund’s investment strategy is subject to tracking risk because Eligible Component Funds may have lower and or more volatile returns than the NFI-ODCE Index.

The Fund’s allocation of assets between Eligible Component Funds may not produce the desired index-tracking returns. In particular, the Fund may be unable to invest in Eligible Component Funds in exact correlation with the NFI-ODCE Index. Unexpected fees or expenses could also result in deviations between the respective performance of the NFI-ODCE Index and the Fund. In addition, the Fund has fees and expenses associated with its operation as a registered closed-end fund, including fees payable to its Manager as well as administrative expenses related to its reporting and compliance obligations, that may cause the performance of the Fund to fall below that of the NFI-ODCE Index. Depending on the nature of such expenses, any such deviation may be material.

The ability of the Fund to execute on its investment strategy will be a function of the Fund’s ability to attract qualified Shareholders that will invest through the Fund in certain Eligible Component Funds in such amounts as is necessary to track the NFI-ODCE Index.

There can be no assurance that the Fund will be able to assemble a portfolio of investments in Eligible Component Funds with the necessary diversification and/or amounts deemed necessary to execute on the Fund’s investment strategy, or that the Fund will be able to redeem and commit to other Eligible Component Funds, in order to achieve the desired Eligible Component Fund weightings. In addition, there can be no assurance that the Fund will be able to rebalance the portfolio from time to time in order to account for, among other things, changes in the NFI-ODCE Index or changes in the size and composition of the Fund. The Fund may not be able to invest in certain Eligible Component Funds that are oversubscribed or closed, or may be able to allocate only a limited amount of assets to an Eligible Component Fund. The Fund’s investments in certain Eligible Component Funds may be subject to lock-up periods, during which the Fund may not redeem its investment.

The use of leverage, such as borrowing money to purchase properties or securities, may cause an Eligible Component Fund to incur additional expenses and significantly magnify losses in the event of underperformance of the assets purchased with borrowed money.

Generally, the use of leverage also will cause an Eligible Component Fund to have higher expenses (primarily interest expenses) than those of funds that do not use such techniques. In addition, a lender to an Eligible Component Fund may terminate or refuse to renew any credit facility. If the Eligible Component Fund is unable to access additional credit, it may be forced to sell investments at inopportune times, which may have the effect of depressing the returns of the Fund. As a result, the Fund may be subject to the effects of leverage, including the potential material adverse effect on its results of operations, even if it does not borrow funds for investments itself.

The Fund will not invest in real estate directly, but, because the Fund will concentrate its investments in Eligible Component Funds that invest principally in real estate and real estate-related industry securities, its portfolio will be significantly impacted by the performance of the real estate market and may experience more volatility and be exposed to greater risk than a portfolio exposed to more assets classes and economic sectors. In general, real estate values can be affected by a variety of factors, including supply and demand for properties, the economic health of the country or of different regions, and the strength of specific industries that rent properties.

The following risks may affect real estate markets generally or specific assets and include, without limitation, general economic and social climate, regional and local real estate conditions, the supply of and demand for properties, the financial resources of tenants, competition for tenants from other available properties, the ability of the Eligible Component Funds to manage the real properties, changes in building, environmental, tax or other applicable laws, changes in real property tax rates, changes in interest rates, negative developments in the economy that depress travel activity, uninsured casualties, natural disasters and other factors which are beyond the control of the Fund, and the Adviser. Furthermore, changes in interest rates or the availability of debt may render the investment in real estate assets difficult or unattractive. The possibility of partial or total loss of capital will exist and investors should not subscribe unless they can readily bear the consequences of such loss. Many of these factors could cause fluctuations in occupancy rates, rent schedules or operating expenses, resulting in a negative effect on the value of real estate assets. Valuation of real estate assets may fluctuate. The capital value of the Fund’s investments may be significantly diminished in the event of a downward turn in real estate market prices.

There are also special risks associated with particular sectors, or real estate operations generally, as described below:

•	Retail Properties. Retail properties are affected by shifts in consumer demand due to demographic changes, changes in spending patterns and lease terminations.
•	Office Properties. Office properties are affected by a downturn in the businesses operated by their tenants.
•	Multifamily Properties. Multifamily properties are affected by adverse economic conditions in the locale, oversupply and rent control laws.
•	Industrial Properties. Industrial properties are affected by downturns in the manufacture, processing and shipping of goods.

Other factors may contribute to the risk of real estate investments:

•	Development Issues. Certain Eligible Component Funds may engage in forward commitments or direct development or construction of real estate properties. These companies are exposed to a variety of risks inherent in real estate development and construction, such as the risk that there will be insufficient tenant demand to occupy newly developed properties, and the risk that prices of construction materials or construction labor may rise materially during the development.
•	Lack of Insurance. Certain of the Eligible Component Funds may fail to carry comprehensive liability, fire, flood, earthquake extended coverage and rental loss insurance, or insurance in place may be subject to various policy specifications, limits and deductibles. Should any type of uninsured loss occur, the portfolio company could lose its investment in, and anticipated profits and cash flows from, a number of properties and, as a result, adversely affect investment performance.
•	Dependence on Tenants. The value of properties and the ability to make distributions depends upon the ability of the tenants at their properties to generate enough income in excess of their operating expenses to make their lease payments. Changes beyond the control of Eligible Component Funds may adversely affect their tenants’ ability to make their lease payments and, in such event, would substantially reduce both their income from operations.
•	Financial Leverage. Eligible Component Funds may be leveraged and financial covenants may affect the ability of Eligible Component Funds to operate effectively.
•	Environmental Issues. In connection with the ownership (direct or indirect), operation, management and development of real properties that may contain hazardous or toxic substances, an Eligible Component Fund may be considered an owner, operator or responsible party of such properties and, therefore, may be potentially liable for removal or remediation costs, as well as certain other costs, including governmental fines and liabilities for injuries to persons and property. The existence of any such material environmental liability could have a material adverse effect on the results of operations and cash flow of any such portfolio investment and, as a result, the amount available to make distributions on the Fund’s shares could be reduced.

Moreover, certain expenditures associated with real estate, such as taxes, debt service, maintenance costs and insurance, tend to increase and, in most cases, are not decreased by events adversely affecting rental revenues such as an unforeseen downturn in the real estate market, a lack of investor confidence in the market or a softening of demand. Thus, the cost of operating a property may exceed the rental income thereof. Insurance to cover losses and general liability in respect of properties may not be available or may be available only at prohibitive costs to cover losses from ongoing operations and other risks such as terrorism, earthquake, flood or environmental contamination. Although the Fund intends to confirm that Eligible Component Funds in which it invests maintain comprehensive insurance on its investments in amounts sufficient, in a commercially reasonable manner, to permit replacement in the event of total loss, certain types of losses are uninsurable or are not economically insurable, and the Fund will have no control over whether such insurance is maintained.

There are numerous risks associated with investments in Real Estate-Related Debt and Real Estate-Related Securities that a Shareholder should be aware of prior to investing in the Fund.

The Eligible Component Funds may seek to invest in Real Estate-Related Investments, which may include commercial real estate loans, mortgage loans, CMBS, B-Notes, mezzanine loans, and other similar types of investments. Commercial real estate loans are secured by multifamily or commercial property and are subject to risks of delinquency and foreclosure. The ability of a borrower to repay a loan secured by an income-producing property typically is dependent primarily upon the successful operation of such property rather than upon the existence of independent income or assets of the borrower. If the net operating income of the property is reduced, the borrower’s ability to repay the loan may be impaired. Net operating income of an income-producing property can be affected by, among other things: tenant mix, success of tenant businesses, property management decisions, property location and condition, competition from comparable types of properties, changes in laws that increase operating expenses or limit rents that may be charged, any need to address environmental contamination at the property, the occurrence of any uninsured casualty at the property, changes in national, regional or local economic conditions and/or specific industry segments, declines in regional or local real estate values, declines in regional or local rental or occupancy rates, increases in interest rates, real estate tax rates and other operating expenses, and changes in governmental rules, regulations and fiscal policies, including environmental legislation, natural disasters, terrorism, social unrest and civil disturbances.

In the event of any default under a mortgage loan held by an Eligible Component Fund, the Eligible Component Fund and therefore the Fund will bear a risk of loss of principal to the extent of any deficiency between the value of the collateral and the principal and accrued interest of the mortgage loan, which could have a material adverse effect on the Fund’s cash flow from operations. In the event of a default by a borrower on a non-recourse loan, the only recourse for the holder of that investment will be to the underlying asset (including any escrowed funds and reserves) collateralizing the loan. If a borrower defaults on a commercial real estate loan and the underlying asset collateralizing the commercial real estate loan is insufficient to satisfy the outstanding balance of the commercial real estate loan, this may cause a loss of principal or interest for the Eligible Component Fund, the Adviser, and ultimately the Fund. In addition, even if with recourse to a borrower’s assets, there may not be full recourse to such assets in the event of a borrower bankruptcy.

Foreclosure of a mortgage loan can be an expensive and lengthy process that could have a substantial negative effect on anticipated returns on the foreclosed mortgage loan. In the event of the bankruptcy of a mortgage loan borrower, the mortgage loan to such borrower will be deemed to be secured only to the extent of the value of the underlying collateral at the time of bankruptcy (as determined by the bankruptcy court), and the lien securing the mortgage loan will be subject to the avoidance powers of the bankruptcy trustee or debtor-in-possession to the extent the lien is unenforceable under state law.

CMBS evidence interests in or secured by a single commercial mortgage loan or a pool of commercial real estate loans. Accordingly, the mortgage-backed securities which the Fund or an Eligible Component Fund invests in are subject to all of the risks of the underlying mortgage loans.

If an Eligible Component Fund makes or invests in mortgage loans and there are defaults under those mortgage loans, the Fund or the Eligible Component Fund may not be able to repossess and sell the underlying properties in a timely manner. The resulting time delay could reduce the value of the investment in the defaulted mortgage loans. An action to foreclose on a property securing a mortgage loan is regulated by state statutes and regulations and is subject to many of the delays and expenses of other lawsuits if the defendant raises defenses or counterclaims. In the event of default by a mortgagor, these restrictions, among other things, may impede the Fund’s ability to foreclose on or sell the mortgaged property or to obtain proceeds sufficient to repay all amounts due to the Fund on the mortgage loan.

An Eligible Component Fund may invest in B-Notes. A B-Note is a mortgage loan typically (i) secured by a first mortgage on a single large commercial property or group of related properties and (ii) subordinated to an A-Note secured by the same first mortgage on the same collateral. As a result, if a borrower defaults, there may not be sufficient funds remaining for B-Note holders after payment to the A-Note holders. Since each transaction is privately negotiated, B-Notes can vary in their structural characteristics and risks. For example, the rights of holders of B- Notes to control the process following a borrower default may be limited in certain investments. The Fund cannot predict the terms of each B-Note investment and does not have control over the terms of the investments held by an Eligible Component Fund. Further, B-Notes typically are secured by a single property, and so reflect the increased risks associated with a single property compared to a pool of properties.

An Eligible Component Fund may invest in mezzanine loans that take the form of subordinated loans secured by a pledge of the ownership interests of either the entity owning the real property or an entity that owns (directly or indirectly) the interest in the entity owning the real property. These types of investments may involve a higher degree of risk than long-term senior mortgage lending secured by income-producing real property because the investment may become unsecured as a result of foreclosure by the senior lender. In the event of a bankruptcy of the entity providing the pledge of its ownership interests as security, the Fund or the Eligible Component Fund may not have full recourse to the assets of such entity, or the assets of the entity may not be sufficient to satisfy the Eligible Fund’s mezzanine loan. If a borrower defaults on the Eligible Component Fund’s mezzanine loan or debt senior to the Eligible Component Fund’s loan, or in the event of a borrower bankruptcy, the Eligible Component Fund’s mezzanine loan will be satisfied only after the senior debt. As a result, the Eligible Component Fund may not recover some or all of the Eligible Component Fund’s investment. In addition, mezzanine loans may have higher loan-to-value ratios than conventional mortgage loans, resulting in less equity in the real property and increasing the risk of loss of principal.

An Eligible Component Funds may acquire interests in subordinated loans and invest in subordinated mortgage-backed securities. In the event a borrower defaults on a subordinated loan and lacks sufficient assets to satisfy the Eligible Component Fund’s loan, there may be a loss of principal or interest. In the event a borrower declares bankruptcy, the holder of the investment may not have full recourse to the assets of the borrower, or the assets of the borrower may not be sufficient to satisfy the loan.

In general, losses on a mortgage loan included in a securitization will be borne first by the equity holder of the property, then by a cash reserve fund or letter of credit, if any, and then by the “first loss” subordinated security holder. In the event of default and the exhaustion of any equity support, reserve fund, letter of credit and any classes of securities junior to those in which held by the Fund or the Eligible Component Funds, the Fund may not be able to recover all of the Fund’s investment in the securities purchased. In addition, if the underlying mortgage portfolio has been overvalued by the originator, or if the values subsequently decline and, as a result, less collateral is available to satisfy interest and principal payments due on the related mortgage-backed securities, the securities in which the Fund or the Eligible Component Fund may effectively become the “first loss” position behind the more senior securities, which may result in significant losses to the Fund.

Investments in commercial real estate loans are subject to changes in credit spreads. When credit spreads widen, the economic value of such investments decrease. Even though a loan may be performing in accordance with its loan agreement and the underlying collateral has not changed, the economic value of the loan may be negatively impacted by the incremental interest foregone from the widened credit spread.

Investment in long-term fixed rate debt securities will decline in value if long-term interest rates increase. Additionally, investments in floating-rate debt will be impacted by decreases in interest rates that may have a negative effect on value and interest income. Declines in market value may ultimately reduce earnings or result in losses to the Fund, which may negatively affect cash available for distribution to shareholders.

The value of mortgage-backed securities may change due to shifts in the market’s perception of issuers and regulatory or tax changes adversely affecting the mortgage securities market as a whole. Mortgage-backed securities are also subject to several risks created through the securitization process. Subordinate mortgage-backed securities are paid interest only to the extent that there are funds available to make payments. To the extent the collateral pool includes delinquent loans, there is a risk that the interest payment on subordinate mortgage-backed securities will not be fully paid. Subordinate mortgage-backed securities are also subject to greater credit risk than those mortgage-backed securities that are more highly rated.

There is no guarantee that the Fund will not face environmental problems associated with the real estate underlying the Fund’s investments.

The Eligible Component Funds (and therefore the Fund) could face substantial risk of loss from claims based on environmental problems associated with the real estate underlying the Fund’s investments. Furthermore, changes in environmental laws or in the environmental condition of an asset may create liabilities that did not exist at the time of the acquisition of such investment by the Fund and that could not have been foreseen. Such laws often impose liability whether or not the owner or operator knew of, or was responsible for, the presence of such environmental condition.

There is a risk that the Fund will face problems associated with undisclosed matters presently unknown to the Fund.

In addition to the risk of environmental liability attaching to an investment, it is possible that investments acquired by the Fund could be affected by undisclosed matters. In respect of acquired land, the Fund’s investment in the Eligible Component Fund that owns such land could be affected by undisclosed matters such as legal easements, leases and all charges on property that have been registered and all charges that the acquiring entity is or should have been aware of at the time of the acquisition. Liability could also arise from the breaches of planning legislation and building regulations. Undisclosed breaches of other statutory regimes such as health and safety, fire and public health legislation, could also give rise to liability. The property owner could also be liable for undisclosed duties payable to municipalities and counties as well as public claims deriving from supply to the property of water, electricity and other utilities and services. It is therefore possible that the Fund could acquire an investment affected by such matters, which may have a material adverse effect on the value of such investments.

A significant portion of the Fund’s investment portfolio will be recorded at fair value as determined in good faith by the Board and, as a result, there will be uncertainty as to the value of the Fund’s investments.

Under the 1940 Act, the Fund is required to carry its investments in Eligible Component Funds at market value or, if there is no readily available market value, at fair value. Typically, there will not be a public market for the investments that the Fund makes. The Fund’s investments in Eligible Component Funds are difficult to value by virtue of the fact that they are not publicly traded or actively traded on a secondary market but, instead, are illiquid and often subject to restrictions on transferability. As a result, the Fund will be required to value these investments in Eligible Component Funds at fair value. In connection with such valuation process, the Fund will be required to rely on financial information, including net asset values, provided by the Eligible Component Funds in which it invests in order to determine the fair value of its investment portfolio. Such entities may not provide the required financial information on a regular or timely basis, which may hinder the Fund’s ability to appropriately value its investments. Because such valuations, and particularly valuations of private securities, are inherently uncertain, may fluctuate over short periods of time and may be based on estimates, determinations of fair value may differ materially from the values that would have been used if a ready market for these non-traded securities existed or if the Fund tried to sell its investments. Due to this uncertainty, fair value determinations may cause the Fund’s net asset value on a given date to materially understate or overstate the value that the Fund may ultimately realize upon the sale of one or more of its investments.

The Fund may invest in assets with no or limited investment history or performance record upon which the Adviser will be able to evaluate their likely performance.

To the extent the NFI-ODCE Index changes to admit new Eligible Component Funds, the Fund may be required to invest in one or more entities with no or limited operating history, which would be subject to all of the risks and uncertainties associated with a new business, including the risk that such entities will not achieve attractive investment returns. Consequently, the Fund’s profitability, net asset value and share price could be adversely affected, even if it is successful in closely tracking the NFI-ODCE Index.

Certain investments to be made by the Fund in the Eligible Component Funds are likely to be subject to lock-up periods or a suspension in redemptions.

There can be no assurances that the Fund will be able to sell or otherwise dispose of an investment in the Eligible Component Fund at a time that could be considered economically opportune, or at all. An investment in the Fund has limited liquidity because Shareholders will generally have no rights to redeem capital from the Fund. As a result, Shareholders must be prepared to bear the financial risks of an investment in the Fund for an indefinite period of time. In addition, if the Fund is unable to dispose of an investment at the desired time, it may impact the Fund’s ability to track the NFI-ODCE Index. To the extent the Fund is unable to invest or limited in its ability to invest in certain Eligible Component Funds, the Fund may not be able to track the NFI-ODCE Index and may allocate a greater portion of its investments to certain other Eligible Component Funds than it otherwise would if the limits above did not exist.

The Fund may experience fluctuations in its quarterly results.

The Fund could experience fluctuations in its quarterly operating results due to a number of factors, including the Fund’s ability or inability to make investments that meet its investment criteria, the yield earned or interest rate payable on the investments in Eligible Component Funds the Fund acquires, the level of its expenses, variations in and the timing of the recognition of realized and unrealized gains or losses, the degree to which the Fund encounters competition in its markets and general economic conditions. As a result of these factors, results for any previous period should not be relied upon as being indicative of performance in future periods.

The payment of underlying portfolio manager fees and other charges could adversely impact the Fund’s returns.

The Fund may invest in Eligible Component Funds where the underlying portfolios may be subject to management, administration and incentive or performance fees, in addition to the fees payable by the Fund. Given that many of the Eligible Component Funds are actively managed real estate focused investment vehicles, the fees and expenses charged by such Eligible Component Funds will likely be materially higher than those charged directly by the Fund, and accordingly, will have a material impact on the income distributed by the Eligible Component Funds in which the Fund invests. As a result, the Fund’s results of operations will likely be materially lower than if the Eligible Component Funds did not charge such fees and expenses to their respective investors, including the Fund.

Exposure to various catastrophic events may have a material effect on global financial markets or specific markets or issuers in which the Fund invests and could have a material adverse effect on the Fund.

The Fund may be subject to the risk of loss arising from direct or indirect exposure to various catastrophic events, including the following: hurricanes, earthquakes and other natural disasters; war, terrorism and other armed conflicts; cyberterrorism; major or prolonged power outages or network interruptions; and public health crises, including infectious disease outbreaks, epidemics and pandemics. To the extent that any such event occurs and has a material effect on global financial markets or specific markets or issuers in which the Fund invests (or has a material negative impact on the operations of the Adviser or the Fund’s service providers), the risks of loss can be substantial and could have a material adverse effect on the Fund.

Risks Related to the Adviser and its Affiliates

The Adviser will rely on proprietary models developed by the Adviser and information and data supplied by third parties (collectively, the “Models and Data”) in order to seek to achieve the Fund’s investment objective.

The Adviser will endeavor to re-construct and track the NFI-ODCE Index on behalf of the Fund in accordance with the Fund’s investment objective. The Fund will utilize an Eligible Component Fund market weighting to determine the allocation to each Eligible Component Fund in the NFI-ODCE Index.  Once the values are determined, the Models and Data will determine the target investment allocations for the Fund.  Based on market conditions, the Adviser will closely monitor the capital flows of the Eligible Component Funds and execute target investment allocations.  The Fund does not intend to track the NFI-ODCE Index indirectly through the use of derivative instruments. If at any time the Models and Data prove to be materially incorrect, misleading or incomplete, any decisions made in reliance thereon may expose the Fund to the potential risk that it will fail to accurately track the performance of the NFI-ODCE Index, and therefore fail to achieve its investment objective. Moreover, any such risk of failure to track the NFI-ODCE Index will include the risk that the Fund will materially underperform such index. In addition, all models rely on correct market data inputs. If incorrect market data are entered into even a well-founded model, the resulting valuations will be incorrect. Although the Adviser will endeavor to rely upon third-party sources of data that it believes to be reasonably accurate, there can be no assurance that data generated from third parties will be accurate. In addition, Shareholders have no assurance that the Fund will achieve its targeted tracking error relative to the NFI-ODCE Index.

As part of its business, the Adviser processes, stores and transmits large amounts of electronic information, including information relating to the transactions of the Fund and personally identifiable information of the Shareholders.

Service providers of the Adviser, the Fund and especially any sub-administrators of the Fund, may process, store and transmit such information. The Adviser has procedures and systems in place that it believes are reasonably designed to protect such information and prevent data loss and security breaches. However, such measures cannot provide absolute security. The techniques used to obtain unauthorized access to data, disable or degrade service, or sabotage systems change frequently and may be difficult to detect for long periods of time. Hardware or software acquired from third parties may contain defects in design or manufacture or other problems that could unexpectedly compromise information security. Network connected services provided by third parties to the Adviser may be susceptible to compromise, leading to a breach of the Adviser’s network. The Adviser’s systems or facilities may be susceptible to employee error or malfeasance, government surveillance, or other security threats. On-line services provided by the Adviser to the Shareholders may also be susceptible to compromise. Breach of the Adviser’s information systems may cause information relating to the transactions of the Fund and personally identifiable information of the Shareholders to be lost or improperly accessed, used or disclosed.

The service providers of the Adviser and the Fund are subject to the same electronic information security threats as the Adviser. If a service provider fails to adopt or adhere to adequate data security policies, or in the event of a breach of its networks, information relating to the transactions of the Fund and personally identifiable information of the Shareholders may be lost or improperly accessed, used or disclosed.

The loss or improper access, use or disclosure of the Adviser’s or the Fund’s proprietary information may cause the Adviser or the Fund to suffer, among other things, financial loss, the disruption of its business, liability to third parties, regulatory intervention or reputational damage. Any of the foregoing events could have a material adverse effect on the Fund and the Shareholders’ investments therein.

Any significant disruption in service to the Fund’s computer systems could materially and adversely affect the Fund’s ability to perform its obligations.

If a catastrophic event resulted in a computer systems outage and physical data loss, the Fund’s ability to perform its obligations would be materially and adversely affected. The satisfactory performance, reliability, and availability of the Fund’s technology and its underlying hosting services infrastructure are critical to the Fund’s operations, level of customer service, reputation and ability to attract new Shareholders and retain existing Shareholders. In the event of damage or interruption, the Fund’s insurance policies may not adequately compensate the Fund for any losses that it may incur. The Fund’s disaster recovery plan has not been tested under actual disaster conditions, and there would be some delay in recovering data and services in the event of an outage. In addition, there is no guarantee that all data would be recoverable.

The Adviser and its affiliates, including the Fund’s officers and some of the Fund’s directors, will face conflicts of interest caused by compensation arrangements with the Fund and its affiliates, which could result in actions that are not in the best interests of the Fund or the Shareholders.

The Adviser and its affiliates will receive substantial fees from the Fund in return for their services, and these fees could influence the advice provided to the Fund. In particular, as a result of the structure of its Management Fee, the Adviser may face an incentive to raise additional equity capital, even when doing so may not be advantageous for the Fund or when appropriate opportunities for investment in Eligible Component Funds may not currently exist. The Adviser may also have an incentive to delay the repurchase of Shares, even if the Fund has available capital to fund such repurchases.

The Adviser’s professionals’ time and resources may be diverted due to obligations they have to other clients.

The Adviser’s professionals serve or may serve as officers, directors or principals of entities that operate in the same or a related line of business as the Fund, or of investment funds managed by the same personnel. In serving in these multiple capacities, they may have obligations to other clients or investors in those entities, the fulfillment of which may not be in the Fund’s best interests or in the best interest of Shareholders. The Fund’s investment objective may overlap with the investment objectives of such investment funds, accounts or other investment vehicles. For example, the Fund relies on the Adviser to manage the Fund’s day-to-day activities and to implement the Fund’s investment strategy. The Adviser and certain of its affiliates are currently, and plan in the future to continue to be, involved with activities which are unrelated to the Fund. As a result of these activities, the Adviser , its personnel and certain of its affiliates will have conflicts of interest in allocating their time and resources between the Fund and other activities in which they are or may become involved. The Adviser and its personnel will devote only as much of its or their time and resources to the Fund’s business as the Adviser and its personnel, in their judgment, determine is reasonably required, which may be substantially less than their full time and resources.

Furthermore, the Adviser and its affiliates may have existing business relationships or access to material, non-public information that may prevent it from recommending investment opportunities that would otherwise fit within the Fund’s investment objective. These activities could be viewed as creating a conflict of interest in that the time, effort and ability of the members of the Adviser and its affiliates and their officers and employees will not be devoted exclusively to the Fund’s business but will be allocated between the Fund and the management of the monies of other advisees of the Adviser and its affiliates.

The Fund may face additional competition due to the fact that individuals associated with the Adviser are not prohibited from raising money for or managing another entity that makes the same types of investments that the Fund targets.

The Adviser’s professionals are not prohibited from raising money for and managing another investment entity that makes the same types of investments as those the Fund targets. For example, certain professionals of the Adviser may simultaneously provide advisory services to other affiliated entities. As a result, the Fund may compete with any such investment entity for the same investors and investment opportunities.

Affiliates of the Adviser have no obligation to make their originated investment opportunities available to the Adviser or to the Fund and such opportunities may be provided to affiliates of the Adviser.

To mitigate the foregoing conflicts, the Adviser and its affiliates seek to allocate investment opportunities on a fair and equitable basis, taking into account such factors as the relative amounts of capital available for new investments, the applicable investment programs and portfolio positions, the clients for which participation is appropriate and any other factors deemed appropriate. Notwithstanding such mitigating efforts, the Adviser may face conflicts in allocating limited investment or redemption opportunities in Eligible Component Funds between the Fund and other accounts the Adviser or its Senior Investment Professionals may manage or have authority over. As a result, there is a risk that the Fund may be unable to acquire sufficient interests in Eligible Component Funds to meet its investment objective, or that it may lack access to liquidity from its investments to allow it to repurchase Shares in a timely manner.

By reason of their responsibilities in connection with other activities of the Adviser or its respective affiliates and subsidiaries, certain employees of the Adviser and their affiliates and subsidiaries may acquire confidential or material non-public information or be restricted from initiating transactions in certain securities.

As a result of their responsibility to the Adviser or its respective affiliates, certain employees of the Adviser, including the Adviser’s Senior Investment Professionals, may receive confidential information about one or more Eligible Component Funds. While the Fund expects only to purchase and redeem interests with the Eligible Component Funds themselves, rather than engaging in trades with third-parties, in certain instances the Fund may not be able to initiate a transaction that it otherwise might have initiated and may not be able to sell an investment that it otherwise might have sold if such persons have material non-public information in their possession. In such instances, the Fund may fail to participate in a gain or suffer a loss on its investment in a particular Eligible Component Fund that it would have otherwise received or avoided, which may have a material adverse effect on the Fund’s results of operations and financial condition.

Shareholders will bear two layers of fees and expenses: (i) asset-based fees and expenses at the level of the Fund, and (ii) asset-based fees, incentive allocations or fees and expenses at the Eligible Component Fund level.

The Fund’s performance depends in large part upon the performance of the Eligible Component Funds, their managers and selected strategies. Redemption limitations may also restrict the Adviser’s ability to terminate investments in Eligible Component Funds. Eligible Component Funds are not publicly traded and, therefore, are not liquid investments. As a result, the Fund will depend on Eligible Component Funds to provide a valuation of the Fund’s investments, which could vary from the actual sale price of the investment that may be obtained if such investment were sold to a third party. Each Eligible Component Fund typically relies upon independent third-party appraisals and such Eligible Component Fund’s asset manager and/or management to provide valuations. In addition to valuation risk, investors of Eligible Component Funds are not entitled to the protections of the 1940 Act. For example, Eligible Component Funds may not have independent boards, may not require shareholder approval of advisory contracts, may employ high leverage, may engage in joint transactions with affiliates, and are not obligated to file financial reports with the SEC. These characteristics present additional risks, including the possibility of risk of loss of a significant portion of the amount invested.

Tax Risks and Risks Related to the Fund’s REIT Status

As the Fund generally pursues its investment objective by investing in the Eligible Component Funds, many of which are REITs or pass-through entities that invest in REITs, unless the context indicates otherwise, the risks relating to REITs discussed in this section with respect to the Fund should be understood to relate to the Fund and such REIT entities.

If the Fund Fails to Qualify as a REIT, the Fund Would Be Subject to U.S. Federal Income Tax as a Regular C Corporation and Would Not be Able to Deduct Distributions to Shareholders When Computing its Taxable Income

The Fund intends to elect to be taxed as a REIT. Accordingly, the Fund will operate in a manner consistent with REIT qualification rules; however, there can be no assurance that the Fund will qualify as a REIT or that it will remain so qualified. Determining whether the Fund qualifies as a REIT involves the application of highly technical and complex provisions of the Code to the Fund’s operations for which there are only limited judicial and administrative interpretations. In addition, determining whether the Fund qualifies as a REIT will involve numerous factual determinations concerning matters and circumstances not entirely within the Fund’s control.

If the Fund fails to qualify as a REIT, or qualifies but subsequently ceases to so qualify, the Fund will face serious tax consequences that would substantially reduce the funds available for distribution to the Fund’s Shareholders for each of the years involved because:

•	The Fund will not be allowed to deduct its distributions to Shareholders in computing its taxable income;
•	The Fund will be subject to U.S. federal and state income tax on its taxable income at regular corporate rates; and

•	Unless the Fund is entitled to relief under the Code, it would be disqualified from qualifying as a REIT for the four taxable years following the year during which it was disqualified.

Any such corporate tax liability may require the Fund to borrow funds or liquidate some investments to pay any such additional tax liability, which in turn could have an adverse impact on the value of the Shares of the Fund.

Although the Fund intends to operate so as to qualify as a REIT, future economic, market, legal, tax or other considerations might cause the Fund to revoke or lose its anticipated REIT status, which could have a material adverse effect on the Fund’s business, future prospects, financial condition or results of operations and could adversely affect the Fund’s ability to successfully implement its business strategy or pay a dividend.

Even if the Fund continues to qualify as a REIT:

•	The Fund may be subject to certain U.S. federal, state and local taxes and foreign taxes on its income and assets, taxes on any undistributed income, and state, local or foreign income, franchise, property and transfer taxes. The Fund could in certain circumstances be required to pay an excise or penalty tax, which could be significant in amount, in order to utilize one or more relief provisions under the Code to maintain its ability to qualify as a REIT. The Fund holds certain of its assets and operations and receives certain items of income through one or more TRSs. TRS assets and operations would continue to be subject, as applicable, to U.S. federal and state corporate income taxes. In addition, the Fund may incur a 100% excise tax on transactions with a TRS if they are not conducted on an arm’s-length basis. Any of these taxes would decrease the Fund’s earnings and its cash available for distributions to Shareholders.
•	If the Fund were to make a technical or inadvertent mistake regarding whether certain items of its income satisfy either or both of the Code’s REIT gross income tests and as a result were to fail either or both such tests (and did not lose the Fund’s status as a REIT because such failure was due to reasonable cause and not willful neglect), the Fund would be subject to corporate level tax on the income that does not meet the Code’s REIT gross income test requirements. Any such taxes the Fund pays will reduce its cash available for distribution to its Shareholders.

Failure to Make Sufficient Distributions Would Jeopardize the Fund’s Qualification as a REIT and/or Would Subject the Fund to U.S. Federal Income and Excise Taxes

A company must distribute to its Shareholders with respect to each taxable year at least 90% of its taxable income (computed without regard to the dividends paid deduction and net capital gain and net of any available net operating losses (“NOLs”)) in order to qualify as a REIT, and 100% of its taxable income (computed without regard to the dividends paid deduction and net capital gain and net of any available NOLs) in order to avoid U.S. federal income and excise taxes. For these purposes, the non-TRS subsidiaries of a company that qualify as a REIT will be treated as part of such company and therefore such company will also be required to distribute out the taxable income of such subsidiaries. To the extent that the Fund satisfies the 90% distribution requirement, but distributes less than 100% of its REIT taxable income, the Fund will be subject to U.S. federal income tax on its undistributed taxable income. In addition, the Fund will be subject to a 4% nondeductible excise tax if the actual amount that it pays out to its Shareholders for a calendar year is less than a minimum amount specified under the Code.

Generally, the Fund will distribute all or substantially all of its REIT taxable income. However, the Fund may decide to utilize its existing NOLs, if any, to reduce all or a portion of its taxable income in lieu of making corresponding distributions to its Shareholders. If the Fund’s cash available for distribution falls short of its estimates, the Fund may be unable to maintain the proposed quarterly distributions that approximate its taxable income and, as a result, may be subject to U.S. federal income tax on the shortfall in distributions or may fail to qualify as a REIT. The Fund’s cash flows from operations may be insufficient to fund required distributions as a result of differences in timing between the actual receipt of income and the recognition of income for U.S. federal income tax purposes, or the effect of nondeductible expenditures, such as capital expenditures, payments of compensation for which Section 162(m) of the Code denies a deduction, the creation of reserves or required debt service or amortization payments. If the Fund does not have sufficient cash to make distributions necessary to preserve the Fund’s REIT status for any year or to avoid taxation, the Fund may be forced to borrow funds or sell assets even if the market conditions at that time are not favorable for these borrowings or sales.

Effect of Tax Status of Underlying Eligible Component Funds

The underlying Eligible Component Funds in which the Fund invests are generally expected to be treated as REITs or partnerships for U.S. federal income tax purposes. With respect to the underlying Eligible Component Funds treated as partnerships for U.S. federal income tax purposes, the Fund will be deemed to own its proportionate share of the assets of such underlying Eligible Component Funds based on the Fund’s interest in each such Eligible Component Fund and will be deemed to have earned its allocable share of the partnership income of each underlying Eligible Component Fund based on the Fund’s interest in such underlying Eligible Component Fund. The Fund cannot guarantee its continued qualification as a REIT, including, but not limited to, instances in which: (1) an underlying Eligible Component Fund owns all or any part of its assets through lower-tier entities treated as partnerships for U.S. federal income tax purposes, (2) the underlying Eligible Component Funds (or the lower-tier entities treated as partnerships in which they own interests) do not timely report to the Fund the amounts and character of income earned by them, (3) the underlying Eligible Component Funds (or the lower-tier entities treated as partnerships in which they own interests) do not timely report to the Fund acquisitions and dispositions of assets owned by them, (4) the underlying Eligible Component Funds (or the lower-tier entities treated as partnerships in which they own interests) do not make timely distributions of their cash flow to the Fund, (5) the Fund does not have the ability to prevent the underlying Eligible Component Funds (or the lower-tier entities treated as partnerships in which they own interests) from engaging in transactions that will produce non-qualifying income for purposes of the REIT income tests and (6) the Fund does not have the ability to prevent the underlying Eligible Component Funds (or the lower-tier entities treated as partnerships in which they own interests) from purchasing non-qualifying assets or disposing of qualified assets for purposes of the REIT asset tests.

The Fund may Declare a “Consent Dividend” Which Would Result in Shareholders Experiencing “Phantom Income”

The Fund may declare “consent dividends” as may be necessary or appropriate to ensure or maintain its status as a REIT for U.S. federal income tax purposes and to avoid the imposition of any federal income or excise tax. A consent dividend is a hypothetical distribution (as distinguished from an actual distribution) that is treated for U.S. federal income tax purposes as if it were distributed in money by the Fund to its Shareholders on the last day of the Fund’s taxable year, received by the Fund’s Shareholders on that day, and immediately contributed by the Fund’s Shareholders. Investors will be notified of consent dividends through financial reporting to shareholders and will be noted in the Fund’s financial statements that are included in annual shareholder reports. Shareholders should consult a tax professional for the tax consequences of investing in the Fund in light of their own circumstances, as well as for information on foreign, state and local taxes, which may apply.

Legislative or Other Actions Affecting Entities That Qualify As REITs, Including Adverse Change in Tax Laws, Could Have a Negative Effect on the Fund or its Shareholders

At any time, the U.S. federal income tax laws governing entities that qualify as REITs or the administrative interpretations of those laws may be amended or changed. Federal, state and local tax laws are constantly under review by persons involved in the legislative process, the IRS, the U.S. Department of the Treasury, and state and local taxing authorities. The shortfall in tax revenues for states and municipalities in recent years may lead to an increase in the frequency and size of such changes. If such changes occur, the Fund may be required to pay additional taxes on its assets or income following its qualification as a REIT. These increased tax costs could adversely affect the Fund’s financial condition, results of operations and the amount of cash available for payment of dividends. Changes to the tax laws, regulations and administrative interpretations, which may have retroactive application, could adversely affect the Fund or its Shareholders.

The Fund cannot predict whether, when, in what forms, or with what effective dates, the tax laws, regulations and administrative interpretations applicable to the Fund or its Shareholders may be changed. Accordingly, any such change may significantly affect the Fund’s ability to qualify as a REIT, or the U.S. federal income tax consequences to a Shareholder of the Fund.

The Board Will Be Able to Unilaterally Revoke the Fund’s Election to Be Taxed as a REIT and This May Have Adverse Consequences for the Fund’s Shareholders

The Fund’s Declaration of Trust provides that its Board may revoke or otherwise terminate its REIT election without the approval of the Fund’s Shareholders, if the Board determines that it is no longer in the Fund’s best interests to elect to be taxed as a REIT for U.S. federal income tax purposes. If the Fund revokes its election to, be so taxed, the Fund will not be allowed to deduct dividends paid to Shareholders in computing the Fund’s taxable income, would not be eligible to elect to be treated as a REIT for five years, and will be subject to U.S. federal income tax at regular corporate rates and state and local taxes, which may adversely impact the Fund’s total return to its Shareholders.

The Fund May Not Realize the Anticipated Benefits to Shareholders, Including the Achievement of Significant Tax Savings for the Fund and Regular Distributions to the Fund’s Shareholders

Even if the Fund successfully qualifies and remains qualified as a REIT, there can be no assurance that the Fund’s Shareholders will experience benefits attributable to the Fund’s qualification and taxation as a REIT, including the Fund’s ability to reduce its corporate level federal tax through distributions to Shareholders and to make regular distributions to Shareholders. The realization of the anticipated benefits to Shareholders will depend on numerous factors, many of which are outside the Fund’s control. In addition, future cash distributions to Shareholders will depend on the Fund’s cash flows, as well as the impact of alternative, more attractive investments as compared to dividends. Further, changes in legislation or the federal tax rules could adversely impact the benefits of being a REIT.

No Public Trading [Text Block]		The Shares have no history of public trading and are not currently listed on a public exchange.
No Trading History [Text Block]		The Shares have no history of public trading and are not currently listed on a public exchange.
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]

DESCRIPTION OF SHARES

The following description of the terms of the shares of the Fund is only a summary. This description does not purport to be complete and is subject to and qualified in its entirety by reference to the Declaration of Trust and the Fund’s By-laws. The Fund’s Declaration of Trust and bylaws are exhibits to the Registration Statement, of which this prospectus forms a part.

The Fund is a Delaware statutory trust established under the laws of the State of Delaware by the Declaration of Trust. The Declaration of Trust provides that the trustees may authorize separate series or classes of shares of beneficial interest of the Fund. Preferred shares may be issued in one or more series, with such rights as determined by the Board, by action of the Board without the approval of the shareholders. The Declaration of Trust authorizes the issuance of an unlimited number of shares. The Fund currently offers Class Y Shares pursuant to this prospectus.

Shareholders will be entitled to the payment of dividends and other distributions when, as and if declared by the Board. All shares have equal rights to the payment of dividends and the distribution of assets upon liquidation. Shares will, when issued, be fully paid and non-assessable, and will have no pre-emptive or conversion rights or rights to cumulative voting. Upon liquidation of the Fund, after paying or adequately providing for the payment of all liabilities of the Fund and the liquidation preference with respect to any outstanding preferred shares, and upon receipt of such releases, indemnities and refunding agreements as they deem necessary for their protection, the trustees may distribute the remaining assets of the Fund among the holders of the Fund’s shares according to their respective rights. Although it has no present intention to do so, the Fund may determine in the future to issue preferred shares or other senior securities to add leverage to its portfolio. Any such preferred shares would have complete priority upon distribution of assets over the shares.

The Fund does not intend to hold annual meetings of shareholders. If the Fund does hold a meeting of shareholders, shares of the Fund entitle their holders to one vote for each share held. Each fractional share shall be entitled to a proportionate fractional vote, except as otherwise provided by the Declaration of Trust, By-laws, or required by applicable law.

The Fund will send unaudited reports at least semiannually and audited financial statements annually to all of its shareholders.

The following table shows the amount of Shares that were authorized and outstanding as of the date of this prospectus:

(1) Amount Authorized	(2) Amount Held by the Fund for its Account	(3) Amount Outstanding Exclusive of Amount Shown Under (3)
Unlimited	0	$100,000.00

Uncertificated Shares; Transfer Agent

The Fund does not issue certificates for Shares. The Fund’s Shares are held in “uncertificated” form, which will eliminate the physical handling and safekeeping responsibilities inherent in owning transferable share certificates and eliminate the need to return a duly executed share certificate to effect a transfer. The Transfer Agent acts as the Fund’s registrar and as the Transfer Agent for the Fund’s Shares. With respect to shares held by a financial intermediary on behalf of an investor, the financial intermediary will be responsible for the functions of the registrar and transfer agent. Transfers can be effected simply by mailing a transfer and assignment form, which the Fund will provide to you at no charge, to the Transfer Agent. See “Custodian and Transfer Agent.”

Security Dividends [Text Block]		Shareholders will be entitled to the payment of dividends and other distributions when, as and if declared by the Board. All shares have equal rights to the payment of dividends and the distribution of assets upon liquidation.
Security Voting Rights [Text Block]		The Fund does not intend to hold annual meetings of shareholders. If the Fund does hold a meeting of shareholders, shares of the Fund entitle their holders to one vote for each share held. Each fractional share shall be entitled to a proportionate fractional vote, except as otherwise provided by the Declaration of Trust, By-laws, or required by applicable law.
Security Liquidation Rights [Text Block]		Upon liquidation of the Fund, after paying or adequately providing for the payment of all liabilities of the Fund and the liquidation preference with respect to any outstanding preferred shares, and upon receipt of such releases, indemnities and refunding agreements as they deem necessary for their protection, the trustees may distribute the remaining assets of the Fund among the holders of the Fund’s shares according to their respective rights.
Security Preemptive and Other Rights [Text Block]		Shares will, when issued, be fully paid and non-assessable, and will have no pre-emptive or conversion rights or rights to cumulative voting.
Outstanding Securities [Table Text Block]
(1) Amount Authorized	(2) Amount Held by the Fund for its Account	(3) Amount Outstanding Exclusive of Amount Shown Under (3)
Unlimited	0	$100,000.00

Outstanding Security, Held [Shares]		0
Outstanding Security, Not Held [Shares]		100,000
Risks Related To The Funds Business And Structure [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Risks Related to the Fund’s Business And Structure

The Fund will be managed exclusively by the Adviser and Sub-Adviser.

The Adviser, as the investment adviser of the Fund, and under the supervision of the Board, will have discretion over the investment of the funds committed to the Fund as well as the ultimate realization of any profits. As such, the pool of funds in the Fund represents a blind pool of funds. Shareholders will be relying on the Adviser to conduct the business as contemplated by this Prospectus.

Shareholders will have no opportunity to control the day-to-day operation, including investment and disposition decisions, of the Fund.

The Adviser, under the supervision of the Board, will have sole discretion in structuring, negotiating and purchasing, financing, monitoring and eventually divesting investments made by the Fund. Consequently, Shareholders will not be able to evaluate for themselves the merits of particular investments prior to the Fund making such investments. Accordingly, Shareholders will rely exclusively on the ability of the Adviser to select and manage such investments.

The loss of key employees of the Adviser may have a detrimental impact on the Fund, its financial conditions and results of operations.

The Fund’s success depends in substantial part upon the skill and expertise of the Adviser and the employees employed by the Adviser. The loss of any of the Adviser’s key employees would likely have a significant detrimental effect on the Fund’s business, financial condition and results of operations. In particular, a loss of key personnel could cause the Fund to be unable to achieve its investment objective, or to suffer a material deviation in performance from the NFI-ODCE Index that the Fund tracks.

The Investment Advisory Agreement and Administration Agreement may be terminated by either party without penalty upon not more than 60 days written notice to the other party.

Both the Investment Advisory Agreement and Administration Agreement have termination provisions that allow the parties to terminate the agreements without penalty. For example, the Investment Advisory Agreement may be terminated at any time, without penalty, by the Adviser upon 60 days’ notice to the Fund. If either agreement is terminated, it may adversely affect the quality of the Fund’s investment opportunities. In addition, in the event such agreements are terminated, it may be difficult for the Fund to replace its Adviser or appoint a new Administrator.

The Board may modify or waive the Fund’s current operating policies and strategies without prior notice or shareholder approval, the effects of which may be adverse.

The Board has the authority to modify or waive the Fund’s current operating policies, investment criteria and strategies without prior notice and without Shareholder approval. The Fund cannot predict the effect any changes to its current operating policies, investment criteria and strategies would have on its business, net asset value, operating results or the value of its shares. However, the effects might be adverse, which could negatively impact the Fund’s ability to pay Shareholders distributions and cause a Shareholder to lose all or part of his or her investment. Moreover, the Fund will have significant flexibility in investing the net proceeds of any offering and may use the net proceeds in ways with which Shareholders may not agree. Finally, since the Shares are not listed on a national securities exchange, Shareholders will be limited in their ability to sell their shares in response to any changes in the Fund’s operating policies, investment criteria or strategies.

Each Shareholder will bear its share of the expenses of the Fund. Fees and expenses of the Fund will generally be paid regardless of whether the Fund produces positive investment returns.

The Fund is required to pay the Adviser a management fee in connection with its management of the Fund’s portfolio. In addition, the Fund will bear all of the other expenses associated with its operation, including its allocable share of overhead and the compensation of personnel retained by the Adviser to provide administrative services to the Fund. As a result, the Fund, and indirectly its Shareholders, will bear a material amount of expenses in connection with the Fund’s operation. To the extent the Fund is unable to achieve sufficiently positive returns to offset such expenses, the Fund may be required to use existing assets to pay its expenses, which could reduce its net asset value and materially and adversely affect its financial condition and results of operations.

The Investment Advisory Agreement provides that the Adviser and its officers, directors, controlling persons and any other person or entity affiliated with it acting as the Fund’s agent shall be entitled to indemnification.

The Adviser and its officers, directors, controlling persons and any other person or entity affiliated with it acting as the Fund’s agent shall be entitled to indemnification (including reasonable attorneys’ fees and amounts reasonably paid in settlement) for any liability or loss suffered by the Adviser or such other person, and the Adviser and such other person shall be held harmless for any loss or liability suffered by the Fund, if (i) the Adviser has determined, in good faith, that the course of conduct which caused the loss or liability was in the Fund’s best interests, (ii) the Adviser or such other person was acting on behalf of or performing services for the Fund, (iii) the liability or loss suffered was not the result of negligence or misconduct by the Adviser or an affiliate thereof acting as the Fund’s agent, and (iv) the indemnification or agreement to hold the Adviser or such other person harmless is only recoverable out of the Fund’s net assets and not from the Shareholders.

The forum selection clause included in the Fund’s Declaration of Trust may hinder the ability of Shareholders to bring claims resulting from their investment in the Fund in a jurisdiction of their choosing.

The Fund’s Declaration of Trust includes a forum selection provision that generally requires that any claims brought by Shareholders be made in the Court of Chancery of the State of Delaware, or, if that Court does not have subject matter jurisdiction, any other court in the State of Delaware with subject matter jurisdiction. While such forum selection clause is not applicable to claims brought under federal securities laws, as Section 44 under the 1940 Act generally provides that federal courts shall have exclusive jurisdiction for any suits or actions brought to enforce any liability or duty created under the 1940 Act, the forum selection clause included in the Fund’s Declaration of Trust will likely make it more difficult for a Shareholder to successfully pursue litigation against the Fund or those covered by the Fund’s forum selection clause in another jurisdiction, including one that may be more favorable to such Shareholder. In addition, to the extent an active trading market for the Fund’s shares develops in the future, the existence of a forum selection clause may discourage certain investors from acquiring the Fund’s shares, which may hinder the price at which they trade.

The Fund will be subject to a variety of litigation risks, particularly if one or more of its investments face financial or other difficulties.

Legal disputes involving any or all of the Fund, the Adviser, its respective members or any of their respective affiliates may arise from the foregoing activities and any other activities relating to the operation of the Fund (or such other persons or other entities) and could have a significant adverse effect on the Fund. In addition, the provision of managerial assistance and/or control with respect to an investment (or a related portfolio company (as discussed above)) exposes the Fund to potential liability. Although such investment or portfolio company may have insurance to protect board of director members (or other analogous persons) from such liability, such insurance may not be obtained by all of the investments or portfolio companies and/or may be insufficient if obtained.

Changes in laws or regulations governing the Fund’s operations may adversely affect the Fund’s business or cause the Fund to alter its business strategy.

The Fund, and the Eligible Component Funds in which the Fund invests, will be subject to regulation at the local, state and federal level. New legislation may be enacted or new interpretations, rulings or regulations could be adopted, including those governing the types of investments the Fund is permitted to make, any of which could harm the Fund and Shareholders, potentially with retroactive effect.

Additionally, any changes to the laws and regulations governing the Fund’s operations relating to permitted investments may cause the Fund to alter its investment strategy to avail itself of new or different opportunities. Such changes could result in material differences to the Fund’s strategies and plans as set forth in this Prospectus and may result in the Fund’s investment focus shifting from the areas of expertise of the Adviser to other types of investments in which the Adviser may have less expertise or little or no experience. Thus, any such changes, if they occur, could have a material adverse effect on the Fund’s results of operations and the value of a Shareholder’s investment.

Regulations governing the Fund’s operation as a registered closed-end management investment company affect the Fund’s ability to raise additional capital and the way in which it does so. As a registered closed-end management investment company, the necessity of raising additional capital may expose the Fund to risks.

Under the provisions of the 1940 Act, the Fund will be permitted, as a registered closed-end management investment company, to issue senior securities representing indebtedness so long as its asset coverage ratio with respect thereto, defined under the 1940 Act as the ratio of the Fund’s gross assets (less all liabilities and indebtedness not represented by senior securities) to its outstanding senior securities representing indebtedness, is at least 300% after each issuance of such senior securities. In addition, the Fund will be permitted to issue additional shares of preferred shares so long as its asset coverage ratio with respect thereto, defined under the 1940 Act as the ratio of the Fund’s gross assets (less all liabilities and indebtedness not represented by senior securities) to its outstanding senior securities representing indebtedness, plus the aggregate involuntary liquidation preference of its outstanding senior securities that are equity, is at least 200% after each issuance thereof. If the value of the Fund’s assets declines, the Fund may be unable to satisfy these tests. If that happens, the Fund may be required to sell a portion of its investments in Eligible Component Funds and, depending on the nature of its leverage, repay a portion of its indebtedness or redeem outstanding senior securities that are equity, in each case, at a time when doing so may be disadvantageous. Also, any amounts that the Fund uses to service its indebtedness or preferred dividends would not be available for distributions to the Fund’s common shareholders. Furthermore, as a result of issuing senior securities, the Fund would also be exposed to typical risks associated with leverage, including an increased risk of loss. If the Fund issues preferred shares, the preferred shares would rank “senior” to Shares in its capital structure, preferred shareholders would have separate voting rights on certain matters and might have other rights, preferences, or privileges more favorable than those of the Fund’s common shareholders, and the issuance of shares of preferred shares could have the effect of delaying, deferring or preventing a transaction or a change of control that might involve a premium price for holders of the Shares or otherwise be in a Shareholder’s best interest.

The Fund will not generally be able to issue and sell shares at a price below net asset value per share. The Fund may, however, sell its shares at a price below the then-current net asset value per share if the Board determines that such sale is in the best interests of the Fund and Shareholders, and Shareholders approve such sale. In any such case, the price at which the Fund’s securities are to be issued and sold may not be less than a price that, in the determination of the Board, closely approximates the market value of such securities (less any distributing commission or discount). If the Fund raises additional funds by issuing more shares, then the percentage ownership of Shareholders at that time will decrease, and Shareholders may experience dilution.

The Fund will be prohibited under the 1940 Act from participating in certain transactions with its affiliates without the prior approval of the SEC.

Any person that owns, directly or indirectly, 5% or more of the Fund’s outstanding voting securities will be an affiliate of the Fund for purposes of the 1940 Act and the Fund will generally be prohibited from buying or selling any securities from or to such affiliate. The 1940 Act also prohibits certain “joint” transactions with certain of its affiliates, which could include investments in the same portfolio company (whether at the same or different times), without prior approval of the SEC. If a person acquires more than 25% of the Fund’s voting securities, the Fund will be prohibited from buying or selling any security from or to such person or certain of that person’s affiliates, or entering into prohibited joint transactions with such persons, absent the prior approval of the SEC. Similar restrictions limit the Fund’s ability to transact business with its officers or directors or its affiliates. As a result of these restrictions, the Fund may be prohibited from buying or selling any security from or to any portfolio company of an investment fund managed by the Adviser or its affiliates without the prior approval of the SEC, which may limit the scope of investment opportunities that would otherwise be available to the Fund. In addition, as a result of the foregoing restrictions, the Fund may in certain cases agree to waive certain voting rights with respect to the Fund’s investments in Eligible Component Funds in order to preserve the Fund’s ability to purchase and redeem interests in such Eligible Component Funds.

Efforts to comply with the Sarbanes-Oxley Act will involve significant expenditures, and non-compliance with such regulations may adversely affect the Fund.

The Fund will be subject to the Sarbanes-Oxley Act and the related rules and regulations promulgated by the SEC. The Fund will be required to periodically review its internal control over financial reporting, and evaluate and disclose changes in its internal controls over financial reporting. This process will also result in a diversion of management’s time and attention. The Fund cannot be certain as to the timing of the completion of its evaluation, testing and remediation actions or the impact of the same on its operations and the Fund may not be able to ensure that the process is effective or that its internal controls over financial reporting are or will be effective in a timely manner. In the event that the Fund is unable to develop or maintain an effective system of internal controls and maintain or achieve compliance with the Sarbanes-Oxley Act and related rules, the Fund may be adversely affected.

The impact of financial regulation on the Fund is uncertain.

In light of recent prior conditions in the U.S. and global financial markets and the U.S. and global economy, legislators and regulators remain focused on the regulation of the financial services industry. The Dodd-Frank Wall Street Reform and Consumer Protection Act, or the “Dodd-Frank Act,” institutes a wide range of reforms that have had an impact on all financial institutions. Many of the requirements called for in the Dodd-Frank Act will continue to be implemented over time, most of which continue to be subject to implementing regulations over the course of several years. Given the uncertainty associated with the manner in which the provisions of the Dodd-Frank Act will continue to be implemented by the various regulatory agencies and through regulations, the full impact such requirements will have on the Fund’s business, results of operations or financial condition remains unclear. The changes resulting from the Dodd-Frank Act may require the Fund to invest significant management attention and resources to evaluate and make necessary changes in order to comply with new statutory and regulatory requirements. Failure to comply with any such laws, regulations or principles, or changes thereto, may negatively impact the Fund’s business, results of operations and financial condition. While the Fund cannot predict what effect any changes in the laws or regulations or their interpretations would have on the Fund as a result of the Dodd-Frank Act, these changes could be adverse to the Fund and the Shareholders.

The Fund may face increasing competition for investment opportunities in Eligible Component Funds, which could delay deployment of its capital, reduce returns and result in losses.

The Fund may compete for investments with other investment companies and investment funds, as well as traditional financial services companies such as commercial banks and other sources of funding. Moreover, alternative investment vehicles, such as hedge funds, may invest in the same Eligible Component Funds. As a result of these new entrants, competition for investment opportunities in Eligible Component Funds may intensify. Many of the Fund’s competitors are substantially larger and have considerably greater financial resources than the Fund, which may better position them to acquire available Eligible Component Funds rather than the Fund. Furthermore, many of the Fund’s competitors have greater experience operating under, or are not subject to, the regulatory restrictions that the 1940 Act will impose on the Fund as a registered closed-end management investment company, which may impact their relative ability to close new investments in Eligible Component Funds versus the Fund.

The Fund may be more susceptible than a diversified fund to being adversely affected by any single corporate, economic, political or regulatory occurrence.

The Fund is classified as “non-diversified” under the 1940 Act. As a result, the Fund can invest a greater portion of its assets in obligations of a single issuer than a “diversified” fund. The Fund may therefore be more susceptible than a diversified fund to being adversely affected by any single corporate, economic, political or regulatory occurrence. The Fund has a fundamental policy to invest, under normal circumstances, more than 25% of its total assets in real estate-related investments, including real estate investment vehicles that in turn hold real estate-related investments, or companies that otherwise operate in the real estate industry. In addition, the Fund’s focus on investments in REITs in accordance with its investment objective and strategies makes the Fund vulnerable to a downturn in the real estate sector generally, or to specific events or circumstances, including a rise in borrowing costs for real estate assets, that may materially and adversely impact the real estate investment sector. Any such impact on the real estate investment sector would likely materially and adversely affect the Fund’s results of operations and financial condition.

Risks Related To An Investment In Shares [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Risks Related to an Investment In Shares

An investment in the Fund is subject to investment risk, including significant loss of the principal amount invested.

An investment in the Fund represents an indirect investment in the securities owned by the Fund. The value of these securities, like other market investments, may move up or down, sometimes rapidly and unpredictably. Real estate-related investments may be more volatile and/or lower than other segments of the securities market. In addition, the Fund’s investments will be illiquid, which may hinder the Fund’s ability to dispose of poorly performing assets in a timely manner, and which may correspondingly limit liquidity for the Shareholders.

An investment in the Fund has limited liquidity because Shareholders will generally have only limited rights to redeem capital from the Fund.

Shareholders will have limited rights to redeem capital from the Fund. As a result, a Shareholder that desires to liquidate his or her investment in the Fund may be unable to do so within a given timeframe, if at all. Therefore, Shareholders must be prepared to bear the financial risks of an investment in shares of the Fund for an indefinite period of time.

There is a risk that Shareholders may not receive distributions or that distributions may not grow over time.

The Fund makes distributions to Shareholders out of assets legally available for distribution. There is no assurance that the Fund will achieve investment results that will allow it to make a specified level of cash distributions or year-to-year increases in cash distributions. In addition, due to the asset coverage test applicable to the Fund as a registered closed-end management investment company, the Fund may be limited in its ability to make distributions.

The amount of any distributions the Fund may make is uncertain, and any distributions will be authorized in the sole discretion of the Board. Distribution proceeds may exceed the Fund’s earnings, particularly during the period before the Fund has substantially invested the net proceeds. Therefore, portions of the distributions that the Fund makes may be a return of the money that a Shareholder originally invested and represent a return of capital for tax purposes.

The Fund, subject to authorization by the Board, declares distributions on a quarterly basis and pay distributions on a quarterly basis. The Fund will pay these distributions to Shareholders out of assets legally available for distribution. While the Adviser may agree to limit the Fund’s expenses to ensure that such expenses are reasonable in relation to the Fund’s income, there can be no assurance that the Fund will achieve investment results that will allow it to make a targeted level of cash distributions or year-to-year increases in cash distributions. The Fund’s ability to pay distributions might be adversely affected by, among other things, the impact of one or more of the risk factors described in this Prospectus. In addition, the inability to satisfy the asset coverage test applicable to the Fund as an investment company may limit the Fund’s ability to pay distributions. All distributions will be paid at the sole discretion of the Board and will depend on the Fund’s earnings, financial condition, maintenance of REIT status, compliance with applicable investment company regulations and such other factors as the Board may deem relevant from time to time. There can be no assurance that the Fund will pay distributions to its Shareholders in the future. In the event that the Fund encounters delays in locating suitable investment opportunities, the Fund may pay all or a substantial portion of its distributions from the proceeds of the offering or from borrowings in anticipation of future cash flow, which may constitute a return of capital. Such a return of capital is not immediately taxable, but reduces a Shareholder’s tax basis in the Fund’s shares, which may result in a Shareholder recognizing more gain (or less loss) when its shares are sold. Distributions from the proceeds of the Fund’s offering or from borrowings also could reduce the amount of capital the Fund ultimately invests in its investments.

Uncertainty relating to the London Interbank Offered Rate (“LIBOR”) calculation process may adversely affect the value of the Fund’s portfolio of Eligible Component Funds and Short-Term Investments.

The Fund’s investments, payment obligations and financing terms may be based on floating rates, such as certain London Interbank Offer Rates (collectively, “LIBOR”), Secured Overnight Financing Rate (“SOFR”), Euro Interbank Offered Rate and other similar types of reference rates (each, a “Reference Rate”). Certain LIBORs were generally phased out by the end of 2021, and some regulated entities have ceased to enter into new LIBOR-based contracts beginning January 1, 2022. On March 15, 2022, the Adjustable Interest Rate (LIBOR) Act was signed into law. This law provides a statutory fallback mechanism on a nationwide basis to replace LIBOR with a benchmark rate that is selected by the Board of Governors of the Federal Reserve System and based on SOFR, which measures the cost of overnight borrowings through repurchase agreement transactions collateralized with U.S. Treasury securities for certain contracts that reference LIBOR and contain no, or insufficient, fallback provisions. It is expected that implementing regulations in respect of the law will follow. Although the transition process away from LIBOR has become increasingly well-defined in advance of the anticipated discontinuation date, there remains uncertainty regarding the future use of LIBOR, and the nature of any replacement rate. However, it is possible that the most widely used LIBORs may continue until mid-2023. As such, the potential effect of a transition away from LIBOR on the Fund or the LIBOR-based instruments in which the Fund invests cannot yet be determined, and it is not possible to completely identify or predict any establishment of alternative Reference Rates or any other reforms to Reference Rates that may be enacted in the UK or elsewhere.

The termination of certain Reference Rates presents risks to the Fund. The elimination of a Reference Rate or any other changes or reforms to the determination or supervision of Reference Rates could have an adverse impact on the market for or value of any securities or payments linked to those Reference Rates and other financial obligations held by the Fund or on its overall financial condition or results of operations. In addition, any substitute Reference Rate and any pricing adjustments imposed by a regulator or by counterparties or otherwise may adversely affect the Fund’s performance and/or NAV. The transition process away from LIBOR may involve, among other things, increased volatility or illiquidity in markets for instruments that currently rely on LIBOR. The transition process may also result in a reduction in the value of certain instruments held by the Fund or reduce the effectiveness of related Fund transactions. While some instruments in which the Fund invests may contemplate a scenario where LIBOR is no longer available by providing for an alternative rate setting methodology, not all instruments in which the Fund invests may have such provisions and there is significant uncertainty regarding the effectiveness of any such alternative methodologies. Any potential effects of the transition away from LIBOR on the Fund or on financial instruments in which the Fund invests, as well as other unforeseen effects, could result in losses to the Fund. Since the usefulness of LIBOR as a benchmark or reference rate could deteriorate during the transition period, these effects could occur prior to and/or subsequent to mid-2023.

The risks set out above are heightened with respect to investments in LIBOR-based products that do not include a fall back provision that addresses how interest rates will be determined if LIBOR stops being published. Other important factors include the pace of the transition, the specific terms of alternative Reference Rates accepted in the market, the depth of the market for investments based on alternative reference rates, and the Adviser’s ability to develop appropriate investment and compliance systems capable of addressing alternative Reference Rates.

Alteration of the terms of a debt instrument or a modification of the terms of other types of contracts to replace LIBOR or another interbank offered rate (“IBOR”) with a new reference rate could result in a taxable exchange and the realization of income and gain/loss for U.S. federal income tax purposes. The IRS has issued final regulations regarding the tax consequences of the transition from IBOR to a new reference rate in debt instruments and non-debt contracts. Under the final regulations, alteration or modification of the terms of a debt instrument to replace an operative rate that uses a discontinued IBOR with a qualified rate (as defined in the final regulations) including true up payments equalizing the fair market value of contracts before and after such IBOR transition, to add a qualified rate as a fallback rate to a contract whose operative rate uses a discontinued IBOR or to replace a fallback rate that uses a discontinued IBOR with a qualified rate would not be taxable. The IRS may provide additional guidance, with potential retroactive effect.

Payment for repurchased Shares may require the Fund to liquidate portfolio holdings earlier than the Adviser otherwise would liquidate such holdings, potentially resulting in losses, and may increase the Fund’s portfolio turnover.

Quarterly repurchases by the Fund of its Shares typically will be funded by available cash. However, payment in cash for repurchased Shares may require the Fund to liquidate securities of Eligible Component Funds earlier than the Adviser would otherwise liquidate such holdings. Such liquidation could potentially result in losses as the Fund may not be able to sell such holdings at their carrying value. Repurchases of Shares will tend to reduce the number of outstanding Shares and, depending upon the Fund’s investment performance, its net assets. A reduction in the Fund’s net assets may increase the Fund’s expense ratio, to the extent that additional Shares are not sold. In addition, the repurchase of shares by the Fund may be a taxable event to Shareholders.

The Fund (a) may not be able to invest in certain Eligible Component Funds that are oversubscribed or closed, (b) may be able to allocate only a limited amount of assets to an Eligible Component Fund or (c) may have to wait a significant amount of time before the Eligible Component Fund has the capacity to accept the Fund’s subscription.

To the extent the Fund is unable to invest or limited in its ability to invest in certain Eligible Component Funds, the Fund may not be able to track the NFI-ODCE Index and may allocate a greater portion of its investments to certain other Eligible Component Funds than it otherwise would if the limits above did not exist. Investments in certain Eligible Component Funds may be subject to lock-up periods, during which the Fund may not redeem its investment. The Fund may invest a substantial portion of its assets in Eligible Component Funds that follow a particular type of investment strategy, which may expose the Fund to the risks of that strategy. Most of the Fund’s assets will be priced in the absence of a readily available market and may be priced based on determinations of fair value, which may prove to be inaccurate.

Some of the Eligible Component Funds have made an election to be treated as a REIT for federal tax purposes or operate subsidiaries that have made such an election. Consequently, the tax risks described below under “Material Federal Income Tax Risks” also apply to these Eligible Component Funds or their subsidiaries.

The Fund will seek to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in the Eligible Component Funds that comprise the NFI-ODCE Index. In addition to Eligible Component Funds, the Fund may invest in other Underlying Funds that focus on real estate investments.

There are only a limited number of Eligible Component Funds that comprise the NFI-ODCE Index. As a consequence, the performance of the Fund may be adversely affected by the unfavorable performance of a particular Eligible Component Fund. The performance of the Fund will also be dependent on the performance of the Eligible Component Funds, so the Fund will be relying on the investment management skills and expertise of the managers of the Eligible Component Funds.

The Fund’s investment strategy is subject to tracking risk because Eligible Component Funds may have lower and or more volatile returns than the NFI-ODCE Index.

The Fund’s allocation of assets between Eligible Component Funds may not produce the desired index-tracking returns. In particular, the Fund may be unable to invest in Eligible Component Funds in exact correlation with the NFI-ODCE Index. Unexpected fees or expenses could also result in deviations between the respective performance of the NFI-ODCE Index and the Fund. In addition, the Fund has fees and expenses associated with its operation as a registered closed-end fund, including fees payable to its Manager as well as administrative expenses related to its reporting and compliance obligations, that may cause the performance of the Fund to fall below that of the NFI-ODCE Index. Depending on the nature of such expenses, any such deviation may be material.

The ability of the Fund to execute on its investment strategy will be a function of the Fund’s ability to attract qualified Shareholders that will invest through the Fund in certain Eligible Component Funds in such amounts as is necessary to track the NFI-ODCE Index.

There can be no assurance that the Fund will be able to assemble a portfolio of investments in Eligible Component Funds with the necessary diversification and/or amounts deemed necessary to execute on the Fund’s investment strategy, or that the Fund will be able to redeem and commit to other Eligible Component Funds, in order to achieve the desired Eligible Component Fund weightings. In addition, there can be no assurance that the Fund will be able to rebalance the portfolio from time to time in order to account for, among other things, changes in the NFI-ODCE Index or changes in the size and composition of the Fund. The Fund may not be able to invest in certain Eligible Component Funds that are oversubscribed or closed, or may be able to allocate only a limited amount of assets to an Eligible Component Fund. The Fund’s investments in certain Eligible Component Funds may be subject to lock-up periods, during which the Fund may not redeem its investment.

The use of leverage, such as borrowing money to purchase properties or securities, may cause an Eligible Component Fund to incur additional expenses and significantly magnify losses in the event of underperformance of the assets purchased with borrowed money.

Generally, the use of leverage also will cause an Eligible Component Fund to have higher expenses (primarily interest expenses) than those of funds that do not use such techniques. In addition, a lender to an Eligible Component Fund may terminate or refuse to renew any credit facility. If the Eligible Component Fund is unable to access additional credit, it may be forced to sell investments at inopportune times, which may have the effect of depressing the returns of the Fund. As a result, the Fund may be subject to the effects of leverage, including the potential material adverse effect on its results of operations, even if it does not borrow funds for investments itself.

The Fund will not invest in real estate directly, but, because the Fund will concentrate its investments in Eligible Component Funds that invest principally in real estate and real estate-related industry securities, its portfolio will be significantly impacted by the performance of the real estate market and may experience more volatility and be exposed to greater risk than a portfolio exposed to more assets classes and economic sectors. In general, real estate values can be affected by a variety of factors, including supply and demand for properties, the economic health of the country or of different regions, and the strength of specific industries that rent properties.

The following risks may affect real estate markets generally or specific assets and include, without limitation, general economic and social climate, regional and local real estate conditions, the supply of and demand for properties, the financial resources of tenants, competition for tenants from other available properties, the ability of the Eligible Component Funds to manage the real properties, changes in building, environmental, tax or other applicable laws, changes in real property tax rates, changes in interest rates, negative developments in the economy that depress travel activity, uninsured casualties, natural disasters and other factors which are beyond the control of the Fund, and the Adviser. Furthermore, changes in interest rates or the availability of debt may render the investment in real estate assets difficult or unattractive. The possibility of partial or total loss of capital will exist and investors should not subscribe unless they can readily bear the consequences of such loss. Many of these factors could cause fluctuations in occupancy rates, rent schedules or operating expenses, resulting in a negative effect on the value of real estate assets. Valuation of real estate assets may fluctuate. The capital value of the Fund’s investments may be significantly diminished in the event of a downward turn in real estate market prices.

There are also special risks associated with particular sectors, or real estate operations generally, as described below:

•	Retail Properties. Retail properties are affected by shifts in consumer demand due to demographic changes, changes in spending patterns and lease terminations.
•	Office Properties. Office properties are affected by a downturn in the businesses operated by their tenants.
•	Multifamily Properties. Multifamily properties are affected by adverse economic conditions in the locale, oversupply and rent control laws.
•	Industrial Properties. Industrial properties are affected by downturns in the manufacture, processing and shipping of goods.

Other factors may contribute to the risk of real estate investments:

•	Development Issues. Certain Eligible Component Funds may engage in forward commitments or direct development or construction of real estate properties. These companies are exposed to a variety of risks inherent in real estate development and construction, such as the risk that there will be insufficient tenant demand to occupy newly developed properties, and the risk that prices of construction materials or construction labor may rise materially during the development.
•	Lack of Insurance. Certain of the Eligible Component Funds may fail to carry comprehensive liability, fire, flood, earthquake extended coverage and rental loss insurance, or insurance in place may be subject to various policy specifications, limits and deductibles. Should any type of uninsured loss occur, the portfolio company could lose its investment in, and anticipated profits and cash flows from, a number of properties and, as a result, adversely affect investment performance.
•	Dependence on Tenants. The value of properties and the ability to make distributions depends upon the ability of the tenants at their properties to generate enough income in excess of their operating expenses to make their lease payments. Changes beyond the control of Eligible Component Funds may adversely affect their tenants’ ability to make their lease payments and, in such event, would substantially reduce both their income from operations.
•	Financial Leverage. Eligible Component Funds may be leveraged and financial covenants may affect the ability of Eligible Component Funds to operate effectively.
•	Environmental Issues. In connection with the ownership (direct or indirect), operation, management and development of real properties that may contain hazardous or toxic substances, an Eligible Component Fund may be considered an owner, operator or responsible party of such properties and, therefore, may be potentially liable for removal or remediation costs, as well as certain other costs, including governmental fines and liabilities for injuries to persons and property. The existence of any such material environmental liability could have a material adverse effect on the results of operations and cash flow of any such portfolio investment and, as a result, the amount available to make distributions on the Fund’s shares could be reduced.

Moreover, certain expenditures associated with real estate, such as taxes, debt service, maintenance costs and insurance, tend to increase and, in most cases, are not decreased by events adversely affecting rental revenues such as an unforeseen downturn in the real estate market, a lack of investor confidence in the market or a softening of demand. Thus, the cost of operating a property may exceed the rental income thereof. Insurance to cover losses and general liability in respect of properties may not be available or may be available only at prohibitive costs to cover losses from ongoing operations and other risks such as terrorism, earthquake, flood or environmental contamination. Although the Fund intends to confirm that Eligible Component Funds in which it invests maintain comprehensive insurance on its investments in amounts sufficient, in a commercially reasonable manner, to permit replacement in the event of total loss, certain types of losses are uninsurable or are not economically insurable, and the Fund will have no control over whether such insurance is maintained.

There are numerous risks associated with investments in Real Estate-Related Debt and Real Estate-Related Securities that a Shareholder should be aware of prior to investing in the Fund.

The Eligible Component Funds may seek to invest in Real Estate-Related Investments, which may include commercial real estate loans, mortgage loans, CMBS, B-Notes, mezzanine loans, and other similar types of investments. Commercial real estate loans are secured by multifamily or commercial property and are subject to risks of delinquency and foreclosure. The ability of a borrower to repay a loan secured by an income-producing property typically is dependent primarily upon the successful operation of such property rather than upon the existence of independent income or assets of the borrower. If the net operating income of the property is reduced, the borrower’s ability to repay the loan may be impaired. Net operating income of an income-producing property can be affected by, among other things: tenant mix, success of tenant businesses, property management decisions, property location and condition, competition from comparable types of properties, changes in laws that increase operating expenses or limit rents that may be charged, any need to address environmental contamination at the property, the occurrence of any uninsured casualty at the property, changes in national, regional or local economic conditions and/or specific industry segments, declines in regional or local real estate values, declines in regional or local rental or occupancy rates, increases in interest rates, real estate tax rates and other operating expenses, and changes in governmental rules, regulations and fiscal policies, including environmental legislation, natural disasters, terrorism, social unrest and civil disturbances.

In the event of any default under a mortgage loan held by an Eligible Component Fund, the Eligible Component Fund and therefore the Fund will bear a risk of loss of principal to the extent of any deficiency between the value of the collateral and the principal and accrued interest of the mortgage loan, which could have a material adverse effect on the Fund’s cash flow from operations. In the event of a default by a borrower on a non-recourse loan, the only recourse for the holder of that investment will be to the underlying asset (including any escrowed funds and reserves) collateralizing the loan. If a borrower defaults on a commercial real estate loan and the underlying asset collateralizing the commercial real estate loan is insufficient to satisfy the outstanding balance of the commercial real estate loan, this may cause a loss of principal or interest for the Eligible Component Fund, the Adviser, and ultimately the Fund. In addition, even if with recourse to a borrower’s assets, there may not be full recourse to such assets in the event of a borrower bankruptcy.

Foreclosure of a mortgage loan can be an expensive and lengthy process that could have a substantial negative effect on anticipated returns on the foreclosed mortgage loan. In the event of the bankruptcy of a mortgage loan borrower, the mortgage loan to such borrower will be deemed to be secured only to the extent of the value of the underlying collateral at the time of bankruptcy (as determined by the bankruptcy court), and the lien securing the mortgage loan will be subject to the avoidance powers of the bankruptcy trustee or debtor-in-possession to the extent the lien is unenforceable under state law.

CMBS evidence interests in or secured by a single commercial mortgage loan or a pool of commercial real estate loans. Accordingly, the mortgage-backed securities which the Fund or an Eligible Component Fund invests in are subject to all of the risks of the underlying mortgage loans.

If an Eligible Component Fund makes or invests in mortgage loans and there are defaults under those mortgage loans, the Fund or the Eligible Component Fund may not be able to repossess and sell the underlying properties in a timely manner. The resulting time delay could reduce the value of the investment in the defaulted mortgage loans. An action to foreclose on a property securing a mortgage loan is regulated by state statutes and regulations and is subject to many of the delays and expenses of other lawsuits if the defendant raises defenses or counterclaims. In the event of default by a mortgagor, these restrictions, among other things, may impede the Fund’s ability to foreclose on or sell the mortgaged property or to obtain proceeds sufficient to repay all amounts due to the Fund on the mortgage loan.

An Eligible Component Fund may invest in B-Notes. A B-Note is a mortgage loan typically (i) secured by a first mortgage on a single large commercial property or group of related properties and (ii) subordinated to an A-Note secured by the same first mortgage on the same collateral. As a result, if a borrower defaults, there may not be sufficient funds remaining for B-Note holders after payment to the A-Note holders. Since each transaction is privately negotiated, B-Notes can vary in their structural characteristics and risks. For example, the rights of holders of B- Notes to control the process following a borrower default may be limited in certain investments. The Fund cannot predict the terms of each B-Note investment and does not have control over the terms of the investments held by an Eligible Component Fund. Further, B-Notes typically are secured by a single property, and so reflect the increased risks associated with a single property compared to a pool of properties.

An Eligible Component Fund may invest in mezzanine loans that take the form of subordinated loans secured by a pledge of the ownership interests of either the entity owning the real property or an entity that owns (directly or indirectly) the interest in the entity owning the real property. These types of investments may involve a higher degree of risk than long-term senior mortgage lending secured by income-producing real property because the investment may become unsecured as a result of foreclosure by the senior lender. In the event of a bankruptcy of the entity providing the pledge of its ownership interests as security, the Fund or the Eligible Component Fund may not have full recourse to the assets of such entity, or the assets of the entity may not be sufficient to satisfy the Eligible Fund’s mezzanine loan. If a borrower defaults on the Eligible Component Fund’s mezzanine loan or debt senior to the Eligible Component Fund’s loan, or in the event of a borrower bankruptcy, the Eligible Component Fund’s mezzanine loan will be satisfied only after the senior debt. As a result, the Eligible Component Fund may not recover some or all of the Eligible Component Fund’s investment. In addition, mezzanine loans may have higher loan-to-value ratios than conventional mortgage loans, resulting in less equity in the real property and increasing the risk of loss of principal.

An Eligible Component Funds may acquire interests in subordinated loans and invest in subordinated mortgage-backed securities. In the event a borrower defaults on a subordinated loan and lacks sufficient assets to satisfy the Eligible Component Fund’s loan, there may be a loss of principal or interest. In the event a borrower declares bankruptcy, the holder of the investment may not have full recourse to the assets of the borrower, or the assets of the borrower may not be sufficient to satisfy the loan.

In general, losses on a mortgage loan included in a securitization will be borne first by the equity holder of the property, then by a cash reserve fund or letter of credit, if any, and then by the “first loss” subordinated security holder. In the event of default and the exhaustion of any equity support, reserve fund, letter of credit and any classes of securities junior to those in which held by the Fund or the Eligible Component Funds, the Fund may not be able to recover all of the Fund’s investment in the securities purchased. In addition, if the underlying mortgage portfolio has been overvalued by the originator, or if the values subsequently decline and, as a result, less collateral is available to satisfy interest and principal payments due on the related mortgage-backed securities, the securities in which the Fund or the Eligible Component Fund may effectively become the “first loss” position behind the more senior securities, which may result in significant losses to the Fund.

Investments in commercial real estate loans are subject to changes in credit spreads. When credit spreads widen, the economic value of such investments decrease. Even though a loan may be performing in accordance with its loan agreement and the underlying collateral has not changed, the economic value of the loan may be negatively impacted by the incremental interest foregone from the widened credit spread.

Investment in long-term fixed rate debt securities will decline in value if long-term interest rates increase. Additionally, investments in floating-rate debt will be impacted by decreases in interest rates that may have a negative effect on value and interest income. Declines in market value may ultimately reduce earnings or result in losses to the Fund, which may negatively affect cash available for distribution to shareholders.

The value of mortgage-backed securities may change due to shifts in the market’s perception of issuers and regulatory or tax changes adversely affecting the mortgage securities market as a whole. Mortgage-backed securities are also subject to several risks created through the securitization process. Subordinate mortgage-backed securities are paid interest only to the extent that there are funds available to make payments. To the extent the collateral pool includes delinquent loans, there is a risk that the interest payment on subordinate mortgage-backed securities will not be fully paid. Subordinate mortgage-backed securities are also subject to greater credit risk than those mortgage-backed securities that are more highly rated.

There is no guarantee that the Fund will not face environmental problems associated with the real estate underlying the Fund’s investments.

The Eligible Component Funds (and therefore the Fund) could face substantial risk of loss from claims based on environmental problems associated with the real estate underlying the Fund’s investments. Furthermore, changes in environmental laws or in the environmental condition of an asset may create liabilities that did not exist at the time of the acquisition of such investment by the Fund and that could not have been foreseen. Such laws often impose liability whether or not the owner or operator knew of, or was responsible for, the presence of such environmental condition.

There is a risk that the Fund will face problems associated with undisclosed matters presently unknown to the Fund.

In addition to the risk of environmental liability attaching to an investment, it is possible that investments acquired by the Fund could be affected by undisclosed matters. In respect of acquired land, the Fund’s investment in the Eligible Component Fund that owns such land could be affected by undisclosed matters such as legal easements, leases and all charges on property that have been registered and all charges that the acquiring entity is or should have been aware of at the time of the acquisition. Liability could also arise from the breaches of planning legislation and building regulations. Undisclosed breaches of other statutory regimes such as health and safety, fire and public health legislation, could also give rise to liability. The property owner could also be liable for undisclosed duties payable to municipalities and counties as well as public claims deriving from supply to the property of water, electricity and other utilities and services. It is therefore possible that the Fund could acquire an investment affected by such matters, which may have a material adverse effect on the value of such investments.

A significant portion of the Fund’s investment portfolio will be recorded at fair value as determined in good faith by the Board and, as a result, there will be uncertainty as to the value of the Fund’s investments.

Under the 1940 Act, the Fund is required to carry its investments in Eligible Component Funds at market value or, if there is no readily available market value, at fair value. Typically, there will not be a public market for the investments that the Fund makes. The Fund’s investments in Eligible Component Funds are difficult to value by virtue of the fact that they are not publicly traded or actively traded on a secondary market but, instead, are illiquid and often subject to restrictions on transferability. As a result, the Fund will be required to value these investments in Eligible Component Funds at fair value. In connection with such valuation process, the Fund will be required to rely on financial information, including net asset values, provided by the Eligible Component Funds in which it invests in order to determine the fair value of its investment portfolio. Such entities may not provide the required financial information on a regular or timely basis, which may hinder the Fund’s ability to appropriately value its investments. Because such valuations, and particularly valuations of private securities, are inherently uncertain, may fluctuate over short periods of time and may be based on estimates, determinations of fair value may differ materially from the values that would have been used if a ready market for these non-traded securities existed or if the Fund tried to sell its investments. Due to this uncertainty, fair value determinations may cause the Fund’s net asset value on a given date to materially understate or overstate the value that the Fund may ultimately realize upon the sale of one or more of its investments.

The Fund may invest in assets with no or limited investment history or performance record upon which the Adviser will be able to evaluate their likely performance.

To the extent the NFI-ODCE Index changes to admit new Eligible Component Funds, the Fund may be required to invest in one or more entities with no or limited operating history, which would be subject to all of the risks and uncertainties associated with a new business, including the risk that such entities will not achieve attractive investment returns. Consequently, the Fund’s profitability, net asset value and share price could be adversely affected, even if it is successful in closely tracking the NFI-ODCE Index.

Certain investments to be made by the Fund in the Eligible Component Funds are likely to be subject to lock-up periods or a suspension in redemptions.

There can be no assurances that the Fund will be able to sell or otherwise dispose of an investment in the Eligible Component Fund at a time that could be considered economically opportune, or at all. An investment in the Fund has limited liquidity because Shareholders will generally have no rights to redeem capital from the Fund. As a result, Shareholders must be prepared to bear the financial risks of an investment in the Fund for an indefinite period of time. In addition, if the Fund is unable to dispose of an investment at the desired time, it may impact the Fund’s ability to track the NFI-ODCE Index. To the extent the Fund is unable to invest or limited in its ability to invest in certain Eligible Component Funds, the Fund may not be able to track the NFI-ODCE Index and may allocate a greater portion of its investments to certain other Eligible Component Funds than it otherwise would if the limits above did not exist.

The Fund may experience fluctuations in its quarterly results.

The Fund could experience fluctuations in its quarterly operating results due to a number of factors, including the Fund’s ability or inability to make investments that meet its investment criteria, the yield earned or interest rate payable on the investments in Eligible Component Funds the Fund acquires, the level of its expenses, variations in and the timing of the recognition of realized and unrealized gains or losses, the degree to which the Fund encounters competition in its markets and general economic conditions. As a result of these factors, results for any previous period should not be relied upon as being indicative of performance in future periods.

The payment of underlying portfolio manager fees and other charges could adversely impact the Fund’s returns.

The Fund may invest in Eligible Component Funds where the underlying portfolios may be subject to management, administration and incentive or performance fees, in addition to the fees payable by the Fund. Given that many of the Eligible Component Funds are actively managed real estate focused investment vehicles, the fees and expenses charged by such Eligible Component Funds will likely be materially higher than those charged directly by the Fund, and accordingly, will have a material impact on the income distributed by the Eligible Component Funds in which the Fund invests. As a result, the Fund’s results of operations will likely be materially lower than if the Eligible Component Funds did not charge such fees and expenses to their respective investors, including the Fund.

Exposure to various catastrophic events may have a material effect on global financial markets or specific markets or issuers in which the Fund invests and could have a material adverse effect on the Fund.

The Fund may be subject to the risk of loss arising from direct or indirect exposure to various catastrophic events, including the following: hurricanes, earthquakes and other natural disasters; war, terrorism and other armed conflicts; cyberterrorism; major or prolonged power outages or network interruptions; and public health crises, including infectious disease outbreaks, epidemics and pandemics. To the extent that any such event occurs and has a material effect on global financial markets or specific markets or issuers in which the Fund invests (or has a material negative impact on the operations of the Adviser or the Fund’s service providers), the risks of loss can be substantial and could have a material adverse effect on the Fund.

Risks Related To The Adviser And Its Affiliates [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Risks Related to the Adviser and its Affiliates

The Adviser will rely on proprietary models developed by the Adviser and information and data supplied by third parties (collectively, the “Models and Data”) in order to seek to achieve the Fund’s investment objective.

The Adviser will endeavor to re-construct and track the NFI-ODCE Index on behalf of the Fund in accordance with the Fund’s investment objective. The Fund will utilize an Eligible Component Fund market weighting to determine the allocation to each Eligible Component Fund in the NFI-ODCE Index.  Once the values are determined, the Models and Data will determine the target investment allocations for the Fund.  Based on market conditions, the Adviser will closely monitor the capital flows of the Eligible Component Funds and execute target investment allocations.  The Fund does not intend to track the NFI-ODCE Index indirectly through the use of derivative instruments. If at any time the Models and Data prove to be materially incorrect, misleading or incomplete, any decisions made in reliance thereon may expose the Fund to the potential risk that it will fail to accurately track the performance of the NFI-ODCE Index, and therefore fail to achieve its investment objective. Moreover, any such risk of failure to track the NFI-ODCE Index will include the risk that the Fund will materially underperform such index. In addition, all models rely on correct market data inputs. If incorrect market data are entered into even a well-founded model, the resulting valuations will be incorrect. Although the Adviser will endeavor to rely upon third-party sources of data that it believes to be reasonably accurate, there can be no assurance that data generated from third parties will be accurate. In addition, Shareholders have no assurance that the Fund will achieve its targeted tracking error relative to the NFI-ODCE Index.

As part of its business, the Adviser processes, stores and transmits large amounts of electronic information, including information relating to the transactions of the Fund and personally identifiable information of the Shareholders.

Service providers of the Adviser, the Fund and especially any sub-administrators of the Fund, may process, store and transmit such information. The Adviser has procedures and systems in place that it believes are reasonably designed to protect such information and prevent data loss and security breaches. However, such measures cannot provide absolute security. The techniques used to obtain unauthorized access to data, disable or degrade service, or sabotage systems change frequently and may be difficult to detect for long periods of time. Hardware or software acquired from third parties may contain defects in design or manufacture or other problems that could unexpectedly compromise information security. Network connected services provided by third parties to the Adviser may be susceptible to compromise, leading to a breach of the Adviser’s network. The Adviser’s systems or facilities may be susceptible to employee error or malfeasance, government surveillance, or other security threats. On-line services provided by the Adviser to the Shareholders may also be susceptible to compromise. Breach of the Adviser’s information systems may cause information relating to the transactions of the Fund and personally identifiable information of the Shareholders to be lost or improperly accessed, used or disclosed.

The service providers of the Adviser and the Fund are subject to the same electronic information security threats as the Adviser. If a service provider fails to adopt or adhere to adequate data security policies, or in the event of a breach of its networks, information relating to the transactions of the Fund and personally identifiable information of the Shareholders may be lost or improperly accessed, used or disclosed.

The loss or improper access, use or disclosure of the Adviser’s or the Fund’s proprietary information may cause the Adviser or the Fund to suffer, among other things, financial loss, the disruption of its business, liability to third parties, regulatory intervention or reputational damage. Any of the foregoing events could have a material adverse effect on the Fund and the Shareholders’ investments therein.

Any significant disruption in service to the Fund’s computer systems could materially and adversely affect the Fund’s ability to perform its obligations.

If a catastrophic event resulted in a computer systems outage and physical data loss, the Fund’s ability to perform its obligations would be materially and adversely affected. The satisfactory performance, reliability, and availability of the Fund’s technology and its underlying hosting services infrastructure are critical to the Fund’s operations, level of customer service, reputation and ability to attract new Shareholders and retain existing Shareholders. In the event of damage or interruption, the Fund’s insurance policies may not adequately compensate the Fund for any losses that it may incur. The Fund’s disaster recovery plan has not been tested under actual disaster conditions, and there would be some delay in recovering data and services in the event of an outage. In addition, there is no guarantee that all data would be recoverable.

The Adviser and its affiliates, including the Fund’s officers and some of the Fund’s directors, will face conflicts of interest caused by compensation arrangements with the Fund and its affiliates, which could result in actions that are not in the best interests of the Fund or the Shareholders.

The Adviser and its affiliates will receive substantial fees from the Fund in return for their services, and these fees could influence the advice provided to the Fund. In particular, as a result of the structure of its Management Fee, the Adviser may face an incentive to raise additional equity capital, even when doing so may not be advantageous for the Fund or when appropriate opportunities for investment in Eligible Component Funds may not currently exist. The Adviser may also have an incentive to delay the repurchase of Shares, even if the Fund has available capital to fund such repurchases.

The Adviser’s professionals’ time and resources may be diverted due to obligations they have to other clients.

The Adviser’s professionals serve or may serve as officers, directors or principals of entities that operate in the same or a related line of business as the Fund, or of investment funds managed by the same personnel. In serving in these multiple capacities, they may have obligations to other clients or investors in those entities, the fulfillment of which may not be in the Fund’s best interests or in the best interest of Shareholders. The Fund’s investment objective may overlap with the investment objectives of such investment funds, accounts or other investment vehicles. For example, the Fund relies on the Adviser to manage the Fund’s day-to-day activities and to implement the Fund’s investment strategy. The Adviser and certain of its affiliates are currently, and plan in the future to continue to be, involved with activities which are unrelated to the Fund. As a result of these activities, the Adviser , its personnel and certain of its affiliates will have conflicts of interest in allocating their time and resources between the Fund and other activities in which they are or may become involved. The Adviser and its personnel will devote only as much of its or their time and resources to the Fund’s business as the Adviser and its personnel, in their judgment, determine is reasonably required, which may be substantially less than their full time and resources.

Furthermore, the Adviser and its affiliates may have existing business relationships or access to material, non-public information that may prevent it from recommending investment opportunities that would otherwise fit within the Fund’s investment objective. These activities could be viewed as creating a conflict of interest in that the time, effort and ability of the members of the Adviser and its affiliates and their officers and employees will not be devoted exclusively to the Fund’s business but will be allocated between the Fund and the management of the monies of other advisees of the Adviser and its affiliates.

The Fund may face additional competition due to the fact that individuals associated with the Adviser are not prohibited from raising money for or managing another entity that makes the same types of investments that the Fund targets.

The Adviser’s professionals are not prohibited from raising money for and managing another investment entity that makes the same types of investments as those the Fund targets. For example, certain professionals of the Adviser may simultaneously provide advisory services to other affiliated entities. As a result, the Fund may compete with any such investment entity for the same investors and investment opportunities.

Affiliates of the Adviser have no obligation to make their originated investment opportunities available to the Adviser or to the Fund and such opportunities may be provided to affiliates of the Adviser.

To mitigate the foregoing conflicts, the Adviser and its affiliates seek to allocate investment opportunities on a fair and equitable basis, taking into account such factors as the relative amounts of capital available for new investments, the applicable investment programs and portfolio positions, the clients for which participation is appropriate and any other factors deemed appropriate. Notwithstanding such mitigating efforts, the Adviser may face conflicts in allocating limited investment or redemption opportunities in Eligible Component Funds between the Fund and other accounts the Adviser or its Senior Investment Professionals may manage or have authority over. As a result, there is a risk that the Fund may be unable to acquire sufficient interests in Eligible Component Funds to meet its investment objective, or that it may lack access to liquidity from its investments to allow it to repurchase Shares in a timely manner.

By reason of their responsibilities in connection with other activities of the Adviser or its respective affiliates and subsidiaries, certain employees of the Adviser and their affiliates and subsidiaries may acquire confidential or material non-public information or be restricted from initiating transactions in certain securities.

As a result of their responsibility to the Adviser or its respective affiliates, certain employees of the Adviser, including the Adviser’s Senior Investment Professionals, may receive confidential information about one or more Eligible Component Funds. While the Fund expects only to purchase and redeem interests with the Eligible Component Funds themselves, rather than engaging in trades with third-parties, in certain instances the Fund may not be able to initiate a transaction that it otherwise might have initiated and may not be able to sell an investment that it otherwise might have sold if such persons have material non-public information in their possession. In such instances, the Fund may fail to participate in a gain or suffer a loss on its investment in a particular Eligible Component Fund that it would have otherwise received or avoided, which may have a material adverse effect on the Fund’s results of operations and financial condition.

Shareholders will bear two layers of fees and expenses: (i) asset-based fees and expenses at the level of the Fund, and (ii) asset-based fees, incentive allocations or fees and expenses at the Eligible Component Fund level.

The Fund’s performance depends in large part upon the performance of the Eligible Component Funds, their managers and selected strategies. Redemption limitations may also restrict the Adviser’s ability to terminate investments in Eligible Component Funds. Eligible Component Funds are not publicly traded and, therefore, are not liquid investments. As a result, the Fund will depend on Eligible Component Funds to provide a valuation of the Fund’s investments, which could vary from the actual sale price of the investment that may be obtained if such investment were sold to a third party. Each Eligible Component Fund typically relies upon independent third-party appraisals and such Eligible Component Fund’s asset manager and/or management to provide valuations. In addition to valuation risk, investors of Eligible Component Funds are not entitled to the protections of the 1940 Act. For example, Eligible Component Funds may not have independent boards, may not require shareholder approval of advisory contracts, may employ high leverage, may engage in joint transactions with affiliates, and are not obligated to file financial reports with the SEC. These characteristics present additional risks, including the possibility of risk of loss of a significant portion of the amount invested.

Tax Risks and Risks Related to the Fund’s REIT Status

As the Fund generally pursues its investment objective by investing in the Eligible Component Funds, many of which are REITs or pass-through entities that invest in REITs, unless the context indicates otherwise, the risks relating to REITs discussed in this section with respect to the Fund should be understood to relate to the Fund and such REIT entities.

If the Fund Fails to Qualify as a REIT, the Fund Would Be Subject to U.S. Federal Income Tax as a Regular C Corporation and Would Not be Able to Deduct Distributions to Shareholders When Computing its Taxable Income

The Fund intends to elect to be taxed as a REIT. Accordingly, the Fund will operate in a manner consistent with REIT qualification rules; however, there can be no assurance that the Fund will qualify as a REIT or that it will remain so qualified. Determining whether the Fund qualifies as a REIT involves the application of highly technical and complex provisions of the Code to the Fund’s operations for which there are only limited judicial and administrative interpretations. In addition, determining whether the Fund qualifies as a REIT will involve numerous factual determinations concerning matters and circumstances not entirely within the Fund’s control.

If the Fund fails to qualify as a REIT, or qualifies but subsequently ceases to so qualify, the Fund will face serious tax consequences that would substantially reduce the funds available for distribution to the Fund’s Shareholders for each of the years involved because:

•	The Fund will not be allowed to deduct its distributions to Shareholders in computing its taxable income;
•	The Fund will be subject to U.S. federal and state income tax on its taxable income at regular corporate rates; and

•	Unless the Fund is entitled to relief under the Code, it would be disqualified from qualifying as a REIT for the four taxable years following the year during which it was disqualified.

Any such corporate tax liability may require the Fund to borrow funds or liquidate some investments to pay any such additional tax liability, which in turn could have an adverse impact on the value of the Shares of the Fund.

Although the Fund intends to operate so as to qualify as a REIT, future economic, market, legal, tax or other considerations might cause the Fund to revoke or lose its anticipated REIT status, which could have a material adverse effect on the Fund’s business, future prospects, financial condition or results of operations and could adversely affect the Fund’s ability to successfully implement its business strategy or pay a dividend.

Even if the Fund continues to qualify as a REIT:

•	The Fund may be subject to certain U.S. federal, state and local taxes and foreign taxes on its income and assets, taxes on any undistributed income, and state, local or foreign income, franchise, property and transfer taxes. The Fund could in certain circumstances be required to pay an excise or penalty tax, which could be significant in amount, in order to utilize one or more relief provisions under the Code to maintain its ability to qualify as a REIT. The Fund holds certain of its assets and operations and receives certain items of income through one or more TRSs. TRS assets and operations would continue to be subject, as applicable, to U.S. federal and state corporate income taxes. In addition, the Fund may incur a 100% excise tax on transactions with a TRS if they are not conducted on an arm’s-length basis. Any of these taxes would decrease the Fund’s earnings and its cash available for distributions to Shareholders.
•	If the Fund were to make a technical or inadvertent mistake regarding whether certain items of its income satisfy either or both of the Code’s REIT gross income tests and as a result were to fail either or both such tests (and did not lose the Fund’s status as a REIT because such failure was due to reasonable cause and not willful neglect), the Fund would be subject to corporate level tax on the income that does not meet the Code’s REIT gross income test requirements. Any such taxes the Fund pays will reduce its cash available for distribution to its Shareholders.

Failure to Make Sufficient Distributions Would Jeopardize the Fund’s Qualification as a REIT and/or Would Subject the Fund to U.S. Federal Income and Excise Taxes

A company must distribute to its Shareholders with respect to each taxable year at least 90% of its taxable income (computed without regard to the dividends paid deduction and net capital gain and net of any available net operating losses (“NOLs”)) in order to qualify as a REIT, and 100% of its taxable income (computed without regard to the dividends paid deduction and net capital gain and net of any available NOLs) in order to avoid U.S. federal income and excise taxes. For these purposes, the non-TRS subsidiaries of a company that qualify as a REIT will be treated as part of such company and therefore such company will also be required to distribute out the taxable income of such subsidiaries. To the extent that the Fund satisfies the 90% distribution requirement, but distributes less than 100% of its REIT taxable income, the Fund will be subject to U.S. federal income tax on its undistributed taxable income. In addition, the Fund will be subject to a 4% nondeductible excise tax if the actual amount that it pays out to its Shareholders for a calendar year is less than a minimum amount specified under the Code.

Generally, the Fund will distribute all or substantially all of its REIT taxable income. However, the Fund may decide to utilize its existing NOLs, if any, to reduce all or a portion of its taxable income in lieu of making corresponding distributions to its Shareholders. If the Fund’s cash available for distribution falls short of its estimates, the Fund may be unable to maintain the proposed quarterly distributions that approximate its taxable income and, as a result, may be subject to U.S. federal income tax on the shortfall in distributions or may fail to qualify as a REIT. The Fund’s cash flows from operations may be insufficient to fund required distributions as a result of differences in timing between the actual receipt of income and the recognition of income for U.S. federal income tax purposes, or the effect of nondeductible expenditures, such as capital expenditures, payments of compensation for which Section 162(m) of the Code denies a deduction, the creation of reserves or required debt service or amortization payments. If the Fund does not have sufficient cash to make distributions necessary to preserve the Fund’s REIT status for any year or to avoid taxation, the Fund may be forced to borrow funds or sell assets even if the market conditions at that time are not favorable for these borrowings or sales.

Effect of Tax Status of Underlying Eligible Component Funds

The underlying Eligible Component Funds in which the Fund invests are generally expected to be treated as REITs or partnerships for U.S. federal income tax purposes. With respect to the underlying Eligible Component Funds treated as partnerships for U.S. federal income tax purposes, the Fund will be deemed to own its proportionate share of the assets of such underlying Eligible Component Funds based on the Fund’s interest in each such Eligible Component Fund and will be deemed to have earned its allocable share of the partnership income of each underlying Eligible Component Fund based on the Fund’s interest in such underlying Eligible Component Fund. The Fund cannot guarantee its continued qualification as a REIT, including, but not limited to, instances in which: (1) an underlying Eligible Component Fund owns all or any part of its assets through lower-tier entities treated as partnerships for U.S. federal income tax purposes, (2) the underlying Eligible Component Funds (or the lower-tier entities treated as partnerships in which they own interests) do not timely report to the Fund the amounts and character of income earned by them, (3) the underlying Eligible Component Funds (or the lower-tier entities treated as partnerships in which they own interests) do not timely report to the Fund acquisitions and dispositions of assets owned by them, (4) the underlying Eligible Component Funds (or the lower-tier entities treated as partnerships in which they own interests) do not make timely distributions of their cash flow to the Fund, (5) the Fund does not have the ability to prevent the underlying Eligible Component Funds (or the lower-tier entities treated as partnerships in which they own interests) from engaging in transactions that will produce non-qualifying income for purposes of the REIT income tests and (6) the Fund does not have the ability to prevent the underlying Eligible Component Funds (or the lower-tier entities treated as partnerships in which they own interests) from purchasing non-qualifying assets or disposing of qualified assets for purposes of the REIT asset tests.

The Fund may Declare a “Consent Dividend” Which Would Result in Shareholders Experiencing “Phantom Income”

The Fund may declare “consent dividends” as may be necessary or appropriate to ensure or maintain its status as a REIT for U.S. federal income tax purposes and to avoid the imposition of any federal income or excise tax. A consent dividend is a hypothetical distribution (as distinguished from an actual distribution) that is treated for U.S. federal income tax purposes as if it were distributed in money by the Fund to its Shareholders on the last day of the Fund’s taxable year, received by the Fund’s Shareholders on that day, and immediately contributed by the Fund’s Shareholders. Investors will be notified of consent dividends through financial reporting to shareholders and will be noted in the Fund’s financial statements that are included in annual shareholder reports. Shareholders should consult a tax professional for the tax consequences of investing in the Fund in light of their own circumstances, as well as for information on foreign, state and local taxes, which may apply.

Legislative or Other Actions Affecting Entities That Qualify As REITs, Including Adverse Change in Tax Laws, Could Have a Negative Effect on the Fund or its Shareholders

At any time, the U.S. federal income tax laws governing entities that qualify as REITs or the administrative interpretations of those laws may be amended or changed. Federal, state and local tax laws are constantly under review by persons involved in the legislative process, the IRS, the U.S. Department of the Treasury, and state and local taxing authorities. The shortfall in tax revenues for states and municipalities in recent years may lead to an increase in the frequency and size of such changes. If such changes occur, the Fund may be required to pay additional taxes on its assets or income following its qualification as a REIT. These increased tax costs could adversely affect the Fund’s financial condition, results of operations and the amount of cash available for payment of dividends. Changes to the tax laws, regulations and administrative interpretations, which may have retroactive application, could adversely affect the Fund or its Shareholders.

The Fund cannot predict whether, when, in what forms, or with what effective dates, the tax laws, regulations and administrative interpretations applicable to the Fund or its Shareholders may be changed. Accordingly, any such change may significantly affect the Fund’s ability to qualify as a REIT, or the U.S. federal income tax consequences to a Shareholder of the Fund.

The Board Will Be Able to Unilaterally Revoke the Fund’s Election to Be Taxed as a REIT and This May Have Adverse Consequences for the Fund’s Shareholders

The Fund’s Declaration of Trust provides that its Board may revoke or otherwise terminate its REIT election without the approval of the Fund’s Shareholders, if the Board determines that it is no longer in the Fund’s best interests to elect to be taxed as a REIT for U.S. federal income tax purposes. If the Fund revokes its election to, be so taxed, the Fund will not be allowed to deduct dividends paid to Shareholders in computing the Fund’s taxable income, would not be eligible to elect to be treated as a REIT for five years, and will be subject to U.S. federal income tax at regular corporate rates and state and local taxes, which may adversely impact the Fund’s total return to its Shareholders.

The Fund May Not Realize the Anticipated Benefits to Shareholders, Including the Achievement of Significant Tax Savings for the Fund and Regular Distributions to the Fund’s Shareholders

Even if the Fund successfully qualifies and remains qualified as a REIT, there can be no assurance that the Fund’s Shareholders will experience benefits attributable to the Fund’s qualification and taxation as a REIT, including the Fund’s ability to reduce its corporate level federal tax through distributions to Shareholders and to make regular distributions to Shareholders. The realization of the anticipated benefits to Shareholders will depend on numerous factors, many of which are outside the Fund’s control. In addition, future cash distributions to Shareholders will depend on the Fund’s cash flows, as well as the impact of alternative, more attractive investments as compared to dividends. Further, changes in legislation or the federal tax rules could adversely impact the benefits of being a REIT.

Class Y [Member]
Fee Table [Abstract]
Sales Load [Percent]	[1]	0.00%
Other Transaction Expenses [Abstract]
Other Transaction Expense 1 [Percent]	[1]	0.00%
Management Fees [Percent]	[2]	0.60%
Interest Expenses on Borrowings [Percent]	[3]	0.12%
Other Annual Expenses [Abstract]
Other Annual Expense 1 [Percent]	[4]	0.00%
Other Annual Expense 2 [Percent]	[5],[6]	6.39%
Waivers and Reimbursements of Fees [Percent]	[7]	(5.89%)
Net Expense over Assets [Percent]		1.22%
Expense Example [Table Text Block]

Class Y Example:

The following example illustrates the expenses that you would pay on a $1,000 investment in Class Y Shares and assuming (i) total annual expenses of net assets attributable to the Class Y Shares remains the same, (ii) a 5% annual return, (iii) reinvestment of all dividends and distributions at net asset value and (iv) application of the Operating Expense Limitation Agreement through September 11, 2025:

Total Expenses Incurred	1 Year(1)	3 Years	5 Years	10 Years
	$ 12	$ 101	$ 262	$ 687

(1)	Reflects a maximum aggregate level of Operating Expenses of 0.50% as contemplated under the Operating Expense Limitation Agreement.

The example should not be considered a representation of future expenses. Actual expenses may be greater or less than those shown.

Expense Example, Year 01	[8]	$ 12
Expense Example, Years 1 to 3		101
Expense Example, Years 1 to 5		262
Expense Example, Years 1 to 10		$ 687
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]		Class Y Shares
Class A [Member]
General Description of Registrant [Abstract]
Annual Dividend Payment			$ (0.10)	$ (0.50)	$ (0.33)
NAV Per Share			$ 10.28	$ 10.93	$ 12.79	$ 10.00

[1]	Alps Distributors, Inc. (the “Distributor”) is the principal underwriter and distributor of the Fund and serves in that capacity on a best efforts basis, subject to various conditions. Shares may be offered through Selling Agents that have entered into selling agreements with the Distributor. Class Y Shares are not subject to a sales load or dealer manager fee; however, investors could be required to pay brokerage commissions on purchases and sales of Class Y Shares to their Selling Agents. Investors should consult with their Selling Agents about the sales load and any additional fees or charges their Selling Agents might impose on each class of shares.
[2]	Pursuant to the Investment Advisory Agreement, the Adviser receives a Management Fee, calculated monthly and payable in arrears by the end of the following month by the Fund, at an annual rate equal to 0.60% of the net assets of the Fund. The Adviser will, in turn, pay the Sub-Adviser a Sub-Adviser Management Fee for services provided under the Sub-Advisory Agreement. The Sub-Adviser Management Fee will be paid by the Adviser out of the Management Fee. The Sub-Adviser Management Fee is calculated monthly and payable in arrears by the end of the following month.
[3]	Interest payments on borrowed funds are estimated based on the interest rate currently in effect with respect to the credit facility and includes the ongoing commitment fees payable under the terms of the credit facility. See “Investment Objective and Strategies — Leverage.” The actual amount of interest expense borne by the Fund will vary over time in accordance with the level of the Fund’s use of liquidity measures, subject to the limitations of the 1940 Act on borrowings; these estimated interest payments assume the use of leverage for 20% of the year. No amounts have been drawn to date or are outstanding at the time of filing.
[4]	The Distributor will receive ongoing shareholder servicing fees of 0.25% per annum (the “Servicing Fee”) payable monthly with respect to Class A Shares. No ongoing servicing or recordkeeping fees are currently paid with respect to Class Y Shares. The Servicing Fee is governed by the Fund’s Distribution and Service Plan.
[5]	“Other Expenses” are estimated based on average Fund net assets of approximately $29.3 million as of March 31, 2024 and anticipated expenses. “Other Expenses” include professional fees, preferred share dividends, offering expenses and other expenses, including, without limitation, filing fees, printing fees, administration fees, custody fees, trustee fees, insurance costs and financing costs. Any offering expenses will be amortized over a 12-month period.
[6]	Amount shown does not include the indirect fees and expenses of the Underlying Funds that comprise the NFI-ODCE Index, in which the Fund invests. These Underlying Funds typically invest in interests in real estate, including mortgages and other interests therein, through entities qualifying as real estate investment trusts, or “REITs,” for federal income tax purposes. The fees and other expenses charged by such Underlying Funds (as disclosed by the Underlying Fund Managers to such funds), typically range between 0.35% and 1.50%. These fees and expenses represent the operating expenses of the Underlying Funds (e.g., management fees, administration fees and professional and other direct, fixed fees and expenses of such Underlying Funds). The fees and expenses are estimated based, in large part, on the operating history of the Underlying Funds, which may change substantially over time and, therefore, significantly affect such expenses. Actual fees and expenses may be greater or less than those shown.
[7]	The Adviser, the Sub-Adviser and the Fund have entered into an expense limitation and reimbursement agreement (the “Operating Expense Limitation Agreement”) under which the Adviser has contractually agreed, through September 11, 2025, to waive its fees and to pay or absorb the organizational and offering-related expenses of the Fund (the “O&O Expenses”) and the ordinary operating expenses of the Fund (excluding non-administrative expenses incurred by the Fund, including but not limited to (i) interest payable on debt, (ii) federal, state, local and foreign taxes, (iii) the Management Fee charged by the Adviser pursuant to the Investment Advisory Agreement, (iv) brokerage fees and commissions and other costs and expenses relating to the acquisition and disposition of Fund investments, (v) non-routine expenses or extraordinary expenses not incurred in the ordinary course of the Fund’s business, such as litigation expenses (vi) distribution and servicing fees payable to participating broker-dealers, and (vii) platform fees, service fees, administrative fees or similar fees or expenses charged to the Fund by third-party broker-dealers, distribution platforms or custodians in connection with investor positions in the Fund (“Operating Expenses”) that exceed 0.50% of the Fund’s net assets (the “Expense Limitation”), as determined as of the end of each calendar month). In consideration of the Adviser’s agreement to limit the Fund’s expenses, the Fund has agreed to repay the Adviser in the amount of any fees the Adviser previously waived or Fund O&O Expenses or Operating Expenses reimbursed, subject to the limitations that: (1) the payment will be made if payable not more than three years from the date incurred with respect to O&O Expenses and Operating Expenses; (2) the reimbursement may not be made if it would cause the expense limitation then in effect or in effect at the time of the waiver to be exceeded; and (3) the reimbursement is approved by the Fund’s Board of Trustees (the “Board”). In addition to the foregoing, amounts payable to the Sub-Adviser that were waived and/or reimbursed by the Sub-Adviser under any of the Fund’s prior Operational Expense Limitation Agreements with the Sub-Adviser (“Prior Operating Expenses”) and the Fund’s prior Organizational and Offering Expense Limitation Agreement with the Sub-Adviser (“Prior O&O Expenses”) will be payable to the Sub-Adviser. The Fund has agreed to pay the Sub-Adviser in the amount of any fees that the Sub-Adviser previously waived or deferred under the prior Operational Expense Limitation Agreement and prior Organizational and Offering Expense Limitation Agreement, subject to the limitations that: (1) the payment will be made if payable not more than three years from the date incurred with respect to Prior O&O Expenses and Prior Operating Expenses; (2) the reimbursement may not be made if it would cause the expense limitation then in effect or in effect at the time of the waiver to be exceeded; and (3) the reimbursement is approved by the Board.
[8]	Reflects a maximum aggregate level of Operating Expenses of 0.50% as contemplated under the Operating Expense Limitation Agreement.
[9]	Commencement of operations.